                              [LOGO TOUCHSTONE]
                        ------------------------------
                        The Touchstone Family of Funds

                                -------------
                           Select Advisors Trust A





                     -   Touchstone Emerging Growth Fund A

                     -   Touchstone International Equity Fund A

                     -   Touchstone Growth & Income Fund A

                     -   Touchstone Balanced Fund A

                     -   Touchstone Income Opportunity Fund A

                     -   Touchstone Bond Fund A













--------------------------------------------------------------------------------



                                ANNUAL REPORT
                              DECEMBER 31, 1997



--------------------------------------------------------------------------------

Dear Fellow Shareholder:

     The current "golden age" of moderate growth, low interest rates, low inflation, and robust corporate earnings -- has been good for stocks. Let's not forget, though, that this kind of market will not always be around. Certainly not when there are so many unfamiliar situations surrounding us: the Asian currency crisis, the year 2000 issue, tensions in the Middle East, or simply that stocks have been so hot for so long. Simply speaking, there's nothing the market hates more than uncertainty, and we've experienced a lot of it lately.

     Most people attribute the stock market's exceptionally strong rise and recent volatility to the huge flood of money that has poured into equity mutual funds. The 1995-97 total of nearly $600 billion new cash invested in equity funds is an impressive figure. It has added 70% of the total assets accumulated by the mutual fund industry over its entire 72 years of existence. But the dominant reason why investors have wanted to put so much money into stocks is that the last three years have been the most favorable for corporate profit growth in well over 50 years.

     It's times like these that the Touchstone brand of investment management makes sense. Because the truth is, no matter where the market's go, there are always good stocks available. At Touchstone, we hire only the best portfolio managers who look for these companies one at a time, using every possible means of rigorous financial analysis to hands-on, face-to-face research, in quest of an edge nobody else has. That's how Touchstone helps investors get where they need to go.

     We've been through volatile times before, and there's a good chance we'll have to face them again. The particulars may change, but the commitment of each and every member of the Touchstone administrative and portfolio team -- and the discipline they employ -- remains the same.

     Please review the enclosed financial statements for portfolio updates and performance numbers for important information about the investment you have chosen.

     Going forward, I urge you to be reasonable in your expectations. Now, more than ever, it's important to take a long-term view. So I ask that you carefully review the shorter-term risks associated with your investments and make sure they truly fit your comfort level. Your financial advisor can help you adjust your investment strategy to meet any of your changing needs.

     We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities(1).

Sincerely,

/s/ Edward G. Harness
-------------------------------------
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds




P.S. Please visit us on the World Wide Web at www.touchstonefunds.com






---------------
(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio, Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC.

TOUCHSTONE EMERGING GROWTH FUND A

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected Touchstone Emerging Growth Fund A's performance. Small capitalization stocks, as measured by the Russell 2000, rose 22.4% while the total return (net of fees, expenses and the sales charge of 5.75%) for the Touchstone Emerging Growth Fund A was 24.7%.

As the value-style manager of the Touchstone Emerging Growth Fund A, David L. Babson's core strategy continued to stress bottom up fundamental analysis in identifying low risk stocks with attractive return potential. The last part of 1997 demonstrated some of the benefits that come with this lower risk investment style. When the markets tumbled in October, value stocks in the portfolio held up well. Investment highlights in 1997 included good performance from Dime Bancorp (+105%) and office furniture manufacturer Herman Miller (+93%). Babson believes that future investment performance will increasingly depend on stock selection capabilities. Going forward, Babson thinks the market environment will be much more difficult and that only careful stock selection will produce reasonable gains.

As the growth-style manager of the Touchstone Emerging Growth Fund A, Westfield Capital Management continued to find companies with good growth prospects. Delving a bit deeper, Westfield believes that the second half of 1997 was the beginning of a major reversal in relative performance, favoring small-cap issues. On an annual basis, 1997 was the first time since 1993 that smaller-cap indices outperformed their larger brethren; and not so coincidentally, the majority of active managers also beat index funds. This year's third quarter showed the Russell 2000 returning double the S&P 500 and over four times the Dow Industrials. Unfortunately, the increased visibility of various Asian troubles derailed this momentum. Westfield believes that the Asian troubles were counter-intuitive and therefore temporary because the very names being bought in this flight to quality are the companies with the heaviest foreign profit exposures.

The Asian phenomenon did, however, prompt several sector shifts within the Westfield portfolio. First, their exposure to semiconductor equipment, semiconductors, and cellular handset infrastructure were quickly cut back. Shortly thereafter Westfield almost completely moved out of the energy service companies and boosted positions in REITS, consumer products, systems integration service companies, and various broadcast arenas.

                                               CDA/Wiesenberger
                                                    Small
     Measurement       Touchstone                  Company
       Period           Emerging    Russell         Growth
    (Fiscal Year         Growth       2000          Avg -
      Covered)           Fund A      Index            MF
       Sep-94             9425      10000           10000
       Dec-94             9681       9813            9950
       Mar-95            10093      10265           10512
       Jun-95            10735      11227           11450
       Sep-95            11733      12336           12785
       Dec-95            11865      12603           13072
       Mar-96            12391      13246           13917
       Jun-96            12947      13909           15025
       Sep-96            12599      13956           15319
       Dec-96            13119      14682           15758
       Mar-97            12585      13923           14745
       Jun-97            14811      16180           17262
       Sep-97            17253      18588           20184
       Dec-97            17343      17965           19166

TOUCHSTONE INTERNATIONAL EQUITY FUND A

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone International Equity Fund A's performance. International equity stocks, as measured by the MSCI EAFE Index, rose 2.0% while the total return (net of fees, expenses and the sales charge of 5.75%) for the Touchstone International Equity Fund A was 8.9%.

As the international equity manager of the Touchstone International Equity Fund A, BEA Associates attributes the Fund's performance to primarily two decisions. First, they were underweighted in Japan and developed Asia and, secondly, they had an allocation to the emerging markets in Latin America.

At year-end, the Japan weighting in the portfolio was approximately one-third that of MSCI EAFE. Given that nation's economic doldrums and the resulting drop in equity prices, this approach proved fruitful (the Japanese market fell 24% in 1997). Stock selection in Japan, which emphasized globally oriented companies (such as Sony, Honda, Nintendo and Toyota) and avoided most domestic sectors, was also effective in adding value. BEA's relatively small exposure to most other Asian markets contributed positively to performance as well, mainly in the second half of the year.

A byproduct of reducing Asian positions was an increase in the portfolio's allocation to Europe, which benefited from particularly good stock selection. Holdings in France, Sweden, Italy, the Netherlands and Portugal performed best throughout the year. As for emerging markets, their bias toward Latin America, specifically Brazil and Mexico, boosted the portfolio's returns.

                                                  CDA/Wiesenberger
     Measurement                                   International
       Period           Touchstone       MSCI          Equity
    (Fiscal Year       International     EAFE          Avg -
      Covered)            Fund A        Index            MF
      Sep-94              9425          10000           10000
      Dec-94              8596           9898            9687
      Mar-95              8256          10082            9858
      Jun-95              8615          10156           10582
      Sep-95              9001          10579           11295
      Dec-95              9050          11007           11495
      Mar-96              9598          11325           12164
      Jun-96              9806          11505           12739
      Sep-96              9731          11490           12880
      Dec-96             10101          11673           13435
      Mar-97             10253          11490           13450
      Jun-97             11479          12990           15099
      Sep-97             12011          12907           16032
      Dec-97             11674          11905           15112

TOUCHSTONE GROWTH & INCOME FUND A

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Growth & Income Fund A's performance. Growth & Income stocks, as measured by the S&P 500 Index, rose 33.4% while the total return (net of fees, expenses and the 5.75% sales charge) for the Touchstone Growth & Income Fund A was 13.7%.

As the growth and income manager of the Touchstone Growth & Income Fund A, Scudder Kemper Investments, Inc., focused exclusively on their relative dividend yield discipline. This strategy requires Scudder to concentrate on stocks that pay dividends, buy stocks when their yields are above the market yield, and sell them when they fall below. This discipline, which is successful in identifying when stocks are overvalued or undervalued, caused Scudder to modestly underweight the healthcare sector, but to focus exclusively on pharmaceutical stocks rather than the weaker performing HMO's or medical device companies. The strategy paid off, as the Fund's pharmaceutical stocks were exceptional performers, outperforming the sector and the broad market.

Electric and telephone utilities were also important contributors to the Fund's performance, as a "flight to quality" later in the year, aided further by declining interest rates and merger activity in the industry, led these stocks to outperform the market. The Fund is overweighted in both electrics and telephones. The largest sector exposure in the Fund is in financial stocks, representing about 23% of the portfolio. This overweight added value, as finance stocks were one of the stronger performing sectors of the market.

                                               CDA/Wiesenberger
                                                    Growth
                       Touchstone                     &
     Measurement         Growth                    Current
       Period              &          S&P           Income
    (Fiscal Year         Income       500           Avg -
      Covered)           Fund A      Index            MF
      Sep-94             9425        10000           10000
      Dec-94             9444         9998            9837
      Mar-95            10406        10972           10594
      Jun-95            11160        12019           11428
      Sep-95            12049        12974           12248
      Dec-95            12763        13756           12823
      Mar-96            13676        14494           13525
      Jun-96            14114        15144           13969
      Sep-96            14419        15612           14370
      Dec-96            14927        16914           15415
      Mar-97            14278        17367           15583
      Jun-97            15959        20399           17768
      Sep-97            17460        21927           19305
      Dec-97            18016        22557           19477

TOUCHSTONE BALANCED FUND A

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Balanced Fund A's performance. Growth and value stocks, as measured by the S&P 500 Index, rose 33.4% and government and corporate bonds, as measured by the Lehman Brothers Aggregate Index rose 9.7% while the total return (net of fees, expenses and the sales charge of 5.75%) for the Touchstone Balanced Fund A was 12.4%.

As the balanced fund manager of the Touchstone Balanced Fund A, OpCap Advisors employed a disciplined, bottom-up approach to stock selection which has not changed since their inception as manager of the fund in April of 1997. Their investment horizon is long-term, with an average holding period of 3 to 4 years. An example of this long-term horizon is Shaw Industries, which has recently been implementing a retail strategy with excellent prospects for the long term, but which resulted in a $33 million fourth quarter charge against earnings for the closing of approximately 100 retail stores. Profitability should now increase, and the long-term strategy and financial prospects remain in place.

On the fixed income side of the portfolio, OpCap Advisors remained focused on issue selection, believing this to be the best way to consistently add value in the fixed income markets over time. The Fund was well diversified among sectors, issues and maturities and was comprised of high quality securities that offer superior total return prospects over a variety of market scenarios. Their holdings were in well structured securities that have particularly benefited during this annual period of declining interest rates. OpCap continued to favor long-term non-government debt such as commercial banking and public financing issues, believing that they offer superior return prospects.

     Measurement       Touchstone                     Lehman          CDA/Wiesenberger
       Period           Balanced      S&P            Brothers             Balanced
    (Fiscal Year          Fund        500      Government/Corporate        Avg.-
      Covered)             A         Index            Index                  MF
       Sep-94            9425        10000             10000                10000
       Dec-94            9453         9998             10038                 9893
       Mar-95            9965        10972             10544                10501
       Jun-95           10922        12019             11187                11245
       Sep-95           11582        12974             11406                11849
       Dec-95           11654        13756             11892                12337
       Mar-96           12065        14494             11681                12656
       Jun-96           12209        15144             11748                12954
       Sep-96           12606        15612             11965                13300
       Dec-96           13618        16914             12324                13973
       Mar-97           13575        17367             12256                13964
       Jun-97           15028        20399             12707                15380
       Sep-97           15929        21927             13131                16397
       Dec-97           16240        22557             13514                16577

TOUCHSTONE INCOME OPPORTUNITY FUND A

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Income Opportunity Fund A's performance. Corporate high yield bonds, as measured by the CDA/Wiesenberger Corporate High Yield Mutual Fund Average, rose 12.6%, international bonds, as measured by the CDA/Wiesenberger Global Income Mutual Fund Average rose 3.3% while corporate bonds in general, as measured by the Lehman Brothers Corporate Bond Index, rose 10.2%. Total return (net of fees, expenses and the sales charge of 4.75%) for the Touchstone Income Opportunity Fund A was 4.3%.

As the manager of the Touchstone Income Opportunity Fund A, Alliance Capital Management continued to concentrate its portfolio strategy on investments in emerging market corporates, emerging market sovereign and U.S. corporate high yield debt. Alliance reports that during the second half of 1997, U.S. economic activity remained healthy but started to slow from its rapid pace. The Federal Reserve did not take any action regarding interest rates due to improving inflation fundamentals and a stronger dollar coupled with turmoil in Asian financial markets. Global economic growth suffered a setback in the fourth quarter due to sharply devalued currencies and falling equity markets in Southeast Asia and Hong Kong. The lack of clear and prompt responses to these crises led many investors to re-evaluate the risk premiums associated with emerging market debt. Many countries such as Brazil, Russia and Argentina faced increased scrutiny and their debt came under pressure.

The portfolio's investments in emerging market debt were diversified across Latin America, Southeast Asia and Eastern Europe with only two countries having an exposure of over 6%. Alliance chose to invest in Southeast Asia and emerging market corporates because they had been the best sources of yield in 1997. They continue to closely monitor their small position in Thailand and also their holdings in Indonesia, where they feel they own some of the stronger, more diversified credits. Due, however, to the increased uncertainty and volatility in emerging market debt, Alliance decided to increase the Fund's weighting in U.S. corporate high yield to 40%. This high yield market continued to be driven by new issuance and provided strong returns in the second half of the year. As emerging market prices improve, Alliance will selectively sell down their exposure there and continue to increase their U.S. high yield percentage.

                                                                    CDA/Wiesenberger
                       Touchstone     Lehman     CDA/Wiesenberger      Corporate
     Measurement         Income      Brothers     International           High
       Period          Opportunity   Corporate         Bond              Yield
    (Fiscal Year          Fund         Bond           Avg -              Avg -
      Covered)              A          Index            MF                 MF
      Sep-94              9525         10000           10000              10000
      Dec-94              8838         10043            9878               9881
      Mar-95              8357         10638           10234              10316
      Jun-95              9708         11429           10784              10850
      Sep-95             10334         11699           11018              11180
      Dec-95             10888         12277           11483              11515
      Mar-96             11474         11960           11466              11811
      Jun-96             12149         12014           11687              12036
      Sep-96             13125         12254           12107              12582
      Dec-96             13791         12681           12550              13030
      Mar-97             14037         12553           12323              13103
      Jun-97             14953         13070           12668              13764
      Sep-97             15718         13582           12977              14483
      Dec-97             15100         13978           12961              14674

TOUCHSTONE BOND FUND A

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Bond Fund A's performance. Corporate bonds, as measured by the Lehman Brothers Aggregate Index, rose 9.7% while the return of the CDA/Wiesenberger Corporate Bond (Investment Grade) Mutual Fund Average rose 8.9%. Total return (net of fees, expenses and the sales charge of 4.75%) for the Touchstone Bond Fund A was 2.2%.

As the core fixed income manager of the Touchstone Bond Fund A, Fort Washington Investment Advisors continued to emphasize overweightings in high quality corporate bonds and underweightings in mortgage-backed securities. This strategy should provide above market returns at current interest rate levels if the mortgage sector continues to experience above average re-financing activity.

The last quarter of 1997, however, was one of tremendous dislocation and transition for the U.S. Bond market. The currency and economic instability in East Asia caused downgrades and large price deterioration in what were once high quality, bellwether credits in the marketplace. Bonds of issuers in Korea, Hong Kong, Malaysia and Thailand suffered serious price declines as investors worldwide sold their bonds. This unprecedented plunge in highly rated securities fueled a simultaneous flight to quality as investors repositioned their assets in U.S. Treasury bonds.

                                                CDA/Wiesenberger
     Measurement                     Lehman        Corporate
       Period          Touchstone   Brothers          Bond
    (Fiscal Year          Bond      Aggregate        Avg -
      Covered)           Fund A       Index            MF
Sep-94                     9525       10000           10000
Dec-94                     9551       10038            9985
Mar-95                    10046       10544           10418
Jun-95                    10571       11187           11104
Sep-95                    10742       11406           11331
Dec-95                    11172       11892           11867
Mar-96                    10937       11681           11588
Jun-96                    10982       11748           11629
Sep-96                    11175       11965           11842
Dec-96                    11490       12324           12223
Mar-97                    11450       12256           12134
Jun-97                    11818       12707           12571
Sep-97                    12197       13131           12999
Dec-97                    12329       13514           13307

SELECT ADVISORS TRUST A
Statement of Assets and Liabilities
December 31, 1997

-----------------------------------------------------------------------------------------------------------------------
                                        TOUCHSTONE    TOUCHSTONE     TOUCHSTONE                TOUCHSTONE
                                         EMERGING    INTERNATIONAL    GROWTH &    TOUCHSTONE     INCOME      TOUCHSTONE
                                          GROWTH        EQUITY         INCOME      BALANCED    OPPORTUNITY      BOND
                                          FUND A        FUND A         FUND A       FUND A       FUND A        FUND A
                                        ----------   -------------   ----------   ----------   -----------   ----------
ASSETS:
Investment in corresponding Select
  Advisors Portfolios, at value
  (Note 1)                             $4,848,798     $4,653,410    $5,882,451   $3,198,163   $6,892,170    $1,572,246
Deferred organization expenses
  (Note 1)                                 17,164         17,164        17,164       17,164       17,164        17,164
Receivable for fund shares sold             5,086          8,506        21,478       26,119       78,066        29,031
Reimbursement receivable from Sponsor
  (Note 3)                                120,367        120,246       132,712      121,086       77,719       106,691
                                       ----------     ----------     ---------   ----------   ----------    ----------
    Total assets                        4,991,415      4,799,326     6,053,805    3,362,532    7,065,119     1,725,132
                                       ----------     ----------     ---------   ----------   ----------    ----------
LIABILITIES:
Payable for fund shares redeemed               --            --         26,461           40          800            --
Other accrued expenses                     42,742         38,559        47,118       46,727       55,453        40,510
                                       ----------     ----------     ---------   ----------   ----------    ----------
    Total liabilities                      42,742         38,559        73,579       46,767       56,253        40,510
                                       ----------     ----------     ---------   ----------   ----------    ----------
NET ASSETS:                            $4,948,673     $4,760,767    $5,980,226   $3,315,765   $7,008,866    $1,684,622
                                       ==========     ==========    ==========   ==========   ==========    ==========
Shares outstanding                        357,329        417,090       397,027      267,075      709,018       164,839
                                       ==========     ==========     ==========   =========   ==========    ==========
Net asset value and redemption price
  per share                            $    13.85     $    11.41     $   15.06    $   12.42    $    9.89    $    10.22
                                       ==========     ==========     ==========   ==========   =========    ==========
Offering price per share               $    14.69     $    12.11     $   15.98    $   13.18    $   10.38    $    10.73
                                       ==========     ==========     ==========   ==========   =========    ==========
Maximum sales load                           5.75%          5.75%         5.75%        5.75%        4.75%         4.75%
                                       ==========     ==========     ==========   ==========   =========    ==========

Statements of Operations
For the year ended December 31, 1997

INVESTMENT INCOME ALLOCATED FROM
  CORRESPONDING PORTFOLIO (NOTE 1):
  Interest income                       $  11,528     $    8,789     $   8,204    $  72,420    $  865,310    $  127,545
  Dividend income                          35,541         64,641(a)     82,517       18,418        --             5,587
                                        ---------     ----------     ----------   ----------   ----------    ----------
    Total investment income                47,069         73,430        90,721       90,838       865,310       133,132
                                        ---------     ----------     ----------   ----------   ----------    ----------
EXPENSES:
  Allocated portfolio expenses             59,857         67,979        56,848       39,102        89,083        15,778
  Fund accounting and administration       15,324         16,990        16,552       15,324        15,399        16,836
  Transfer agent                           48,471         41,226        53,463       44,602        56,099        49,324
  Registration                             12,761         12,678        14,052       12,761        14,111        10,717
  Amortization of organization
    expenses (Note 1)                       9,771          9,771         9,771        9,771         9,771         9,771
  Audit                                     9,752         12,872        11,739       11,234        12,654        12,323
  Distribution (Note 2)                     9,801         10,363        11,516        6,637        17,453         4,764
  Sponsor fee (Note 2)                      7,841          8,290         9,209        5,310        13,962         3,811
  Printing                                  2,692          2,609         3,767        9,521         5,668        (2,098)
  Trustee (Note 2)                            539            601           675          372           994           303
  Legal                                     1,291          1,544         1,854        1,146         2,683           906
  Miscellaneous                             1,053          1,623         3,130        1,135         4,190         1,393
                                       ----------     ----------     ---------    ---------    ----------    ----------
    Total expenses                        179,153        186,546       192,576      156,915       242,067       123,828
    Waiver of sponsor fees (Note 2)        (7,841)        (8,290)       (9,209)      (5,310)      (13,962)       (3,811)
    Reimbursement from sponsor
      (Note 3)                           (112,526)      (111,956)     (123,503)    (115,776)     (144,009)     (102,880)
                                       ----------     ----------     ---------    ---------    ----------    ----------
    NET EXPENSES                           58,786         66,300        59,864       35,829        84,096        17,137
                                       ----------     ----------     ---------    ---------    ----------    ----------
NET INVESTMENT INCOME (LOSS)              (11,717)         7,130        30,857       55,009       781,214       115,995
                                       -----------    ----------     ---------    ---------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM PORTFOLIO:
  Net realized gain                       590,394        524,042(b)    652,500      499,632       241,119         2,874
  Net change in unrealized
    appreciation (depreciation)           538,558         47,371(c)    212,301      (91,281)     (458,957)       28,320
                                       ----------     ----------     ---------   ----------    ----------    ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) FROM PORTFOLIO               1,128,952        571,413       864,801      408,351      (217,838)       31,194
                                       ----------     ----------     ---------   ----------    ----------    ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                    $1,117,235     $  578,543     $ 895,658    $ 463,360    $  563,376    $  147,189
                                       ==========     ==========     =========   ==========    ==========    ==========

------------------------------
(a) Net of foreign tax withholding of $7,367.
(b) Includes foreign currency transactions losses of $24,857.
(c) Includes change in unrealized appreciation on foreign currency transactions and other assets of $371.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          TOUCHSTONE EMERGING           TOUCHSTONE INTERNATIONAL
                                                             GROWTH FUND A                   EQUITY FUND A
                                                      ----------------------------    ----------------------------
                                                          1997            1996            1997            1996
         FOR THE YEARS ENDED DECEMBER 31,             ------------    ------------    ------------    ------------
OPERATIONS:
  Net investment income (loss)                         $  (11,717)     $   (3,533)     $    7,130      $   12,908
  Net realized gain (loss) from Portfolio                 590,394         213,424         524,042          68,388
  Net change in unrealized appreciation
    (depreciation) from Portfolio                         538,558         138,123          47,371         248,918
                                                       ----------      ----------      ----------      ----------
  Net increase in net assets resulting from
    operations                                          1,117,235         348,014         578,543         330,214
                                                       ----------      ----------      ----------      ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (204)         (3,534)         (5,903)        (18,430)
  Realized capital gains                                 (453,141)       (178,581)       (331,108)             --
  Distributions in excess of net investment income             --              --              --          (1,433)
  Distributions in excess of capital gains                     --         (88,436)             --
                                                       ----------      ----------      ----------      ----------
  Total dividends and distributions                      (453,345)       (270,551)       (337,011)        (19,863)
                                                       ----------      ----------      ----------      ----------
SHARE TRANSACTIONS (NOTE 1):
  Proceeds from shares sold                             1,370,965       1,395,367         888,137         589,156
  Reinvestment of dividends and distributions             381,960         209,586         334,346          19,556
  Cost of shares redeemed                                (341,399)     (1,329,192)       (151,885)        (87,410)
                                                       ----------      ----------      ----------      ----------
  Net increase from share transactions:                 1,411,526         275,761       1,070,598         521,302
                                                       ----------      ----------      ----------      ----------
TOTAL INCREASE IN NET ASSETS                            2,075,416         353,224       1,312,130         831,653
NET ASSETS:
  Beginning of period                                   2,873,257       2,520,033       3,448,637       2,616,984
                                                       ----------      ----------      ----------      ----------
  End of period                                        $4,948,673      $2,873,257      $4,760,767      $3,448,637
                                                       ==========      ==========      ==========      ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                      $3,896,709      $2,492,187      $4,283,036      $3,207,208
  Undistributed (distributions in excess of) net
    investment income                                          --              --         (14,430)         (1,546)
  Accumulated net realized gain (loss) from
    Portfolio                                              44,431         (87,905)         58,978        (142,837)
  Net unrealized appreciation (depreciation) from
    Portfolio                                           1,007,533         468,975         433,183         385,812
                                                       ----------      ----------      ----------      ----------
Net assets applicable to shares outstanding            $4,948,673      $2,873,257      $4,760,767      $3,448,637
                                                       ==========      ==========      ==========      ==========
SHARES OUTSTANDING (NOTE 1):
  Shares sold                                             105,014         117,342          76,304          57,446
  Reinvestment of dividends and distributions              28,399          18,223          29,458           1,867
                                                       ----------      ----------      ----------      ----------
                                                          133,413         135,565         105,762          59,313
  Shares redeemed                                         (24,818)       (105,541)        (13,074)         (8,018)
                                                       ----------      ----------      ----------      ----------
  Net increase                                            108,595          30,024          92,688          51,295
  Beginning of period                                     248,734         218,710         324,402         273,107
                                                       ----------      ----------      ----------      ----------
  End of period                                           357,329         248,734         417,090         324,402
                                                       ==========      ==========      ==========      ==========

    The accompanying notes are an integral part of the financial statements.

    ---------------------------------------------------------------------------------------------------------------------
        TOUCHSTONE GROWTH &               TOUCHSTONE                 TOUCHSTONE INCOME                TOUCHSTONE
           INCOME FUND A                BALANCED FUND A             OPPORTUNITY FUND A                BOND FUND A
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        1997           1996           1997           1996           1997           1996           1997           1996
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    30,857     $   14,495     $   55,009     $   40,049    $   781,214     $  286,106    $   115,995     $  39,846
        652,500        314,565        499,632         74,879        241,119        213,344          2,874        (4,117)
        212,301         69,117        (91,281)       180,857       (458,957)       102,483         28,320       (11,119)
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
        895,658        398,177        463,360        295,785        563,376        601,933        147,189        24,610
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
        (36,450)       (20,854)       (55,865)       (46,692)      (773,302)      (268,997)      (117,358)      (45,753)
       (602,875)      (292,380)      (473,050)       (72,596)      (271,405)      (144,529)          (203)       (1,318)
             --             --         (8,806)            --             --             --         (6,489)           --
             --             --             --             --       (242,082)            --             --            --
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
       (639,325)      (313,234)      (537,721)      (119,288)    (1,286,789)      (413,526)      (124,050)      (47,071)
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
      2,927,262      2,031,071        931,397        517,003      7,560,967      3,252,056      1,926,355       380,914
        629,283        306,020        533,585        117,896      1,042,480        355,988         86,946        43,460
     (1,492,018)      (262,704)      (160,287)      (227,905)    (5,450,248)      (586,768)    (1,172,671)     (103,680)
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
      2,064,527      2,074,387      1,304,695        406,994      3,153,199      3,021,276        840,630       320,694
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
      2,320,860      2,159,330      1,230,334        583,491      2,429,786      3,209,683        863,769       298,233
      3,659,366      1,500,036      2,085,431      1,501,940      4,579,080      1,369,397        820,853       522,620
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
    $ 5,980,226     $3,659,366     $3,315,765     $2,085,431    $ 7,008,866     $4,579,080    $ 1,684,622     $ 820,853
    ===========     ==========     ==========     ==========    ===========     ==========    ===========     =========
    $ 5,506,335     $3,455,188     $3,061,544     $1,763,814    $ 7,537,857     $4,397,914    $ 1,654,030     $ 820,298
          2,166            777          2,506            402          5,651             --          1,097         1,362
         83,816         27,793         30,260          8,479       (235,330)        21,521         (2,317)       (4,299)
        387,909        175,608        221,455        312,736       (299,312)       159,645         31,812         3,492
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
    $ 5,980,226     $3,659,366     $3,315,765     $2,085,431    $ 7,008,866     $4,579,080    $ 1,684,622     $ 820,853
    ===========     ==========     ==========     ==========    ===========     ==========    ===========     =========
        194,618        143,229         68,410         43,756        677,881        302,698        189,458        37,352
         42,510         21,488         43,278          9,580        100,000         33,129          8,503         4,279
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
        237,128        164,717        111,688         53,336        777,881        335,827        197,961        41,631
       (100,955)       (17,984)       (11,763)       (18,586)      (488,860)       (55,165)      (113,852)      (10,139)
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
        136,173        146,733         99,925         34,750        289,021        280,662         84,109        31,492
        260,854        114,121        167,150        132,400        419,997        139,335         80,730        49,238
    -----------     ----------     ----------     ----------    -----------     ----------    -----------     ---------
        397,027        260,854        267,075        167,150        709,018        419,997        164,839        80,730
    ===========     ==========     ==========     ==========    ===========     ==========    ===========     =========

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
Financial Highlights

-------------------------------------------------------------------------------------------------------------------
                                                                                    TOUCHSTONE EMERGING GROWTH
                                                                                              FUND A
                                                                               -------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31,   1997      1996      1995     1994(a)
-----------------------------------------------------------------------------  ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $11.55    $11.52    $10.11    $10.00
                                                                               ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                           (0.03)     0.01     (0.01)     0.16
Net realized and unrealized gain (loss) on investments                           3.71      1.20      2.29      0.11
                                                                               ------    ------    ------    ------
Total from investment operations                                                 3.68      1.21      2.28      0.27
                                                                               ------    ------    ------    ------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                              --     (0.01)    (0.03)    (0.15)
Realized capital gains                                                          (1.38)    (1.17)    (0.84)    (0.01)
                                                                               ------    ------    ------    ------
Total dividends and distributions                                               (1.38)    (1.18)    (0.87)    (0.16)
                                                                               ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD                                                 $13.85    $11.55    $11.52    $10.11
                                                                               ======    ======    ======    ======
TOTAL RETURN(b)                                                                 32.20%    10.56%    22.56%     2.72%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                                            $4,949    $2,873    $2,520    $1,038
Ratios to average net assets(c)
  Net expenses                                                                   1.50%     1.50%     1.50%     1.75%(e)
  Net investment income (loss)                                                  (0.30%)   (0.12%)   (0.05%)    6.10%(e)

                                                                                        TOUCHSTONE BALANCED
                                                                                              FUND A
                                                                               -------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31,   1997      1996      1995     1994(a)
-----------------------------------------------------------------------------  ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $12.48    $11.34    $ 9.97    $10.00
                                                                               ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.27      0.30      0.31      0.08
Net realized and unrealized gain (loss) on investments                           2.09      1.59      1.99     (0.05)
                                                                               ------    ------    ------    ------
Total from investment operations                                                 2.36      1.89      2.30      0.03
                                                                               ------    ------    ------    ------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                           (0.30)    (0.30)    (0.33)    (0.06)
Realized capital gains                                                          (2.12)    (0.45)    (0.60)       --
                                                                               ------    ------    ------    ------
Total dividends and distributions                                               (2.42)    (0.75)    (0.93)    (0.06)
                                                                               ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD                                                 $12.42    $12.48    $11.34    $ 9.97
                                                                               ======    ======    ======    ======
TOTAL RETURN(b)                                                                 19.25%    16.86%    23.24%     0.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                                            $3,316    $2,085    $1,502    $1,001
Ratios to average net assets(c)
  Net expenses                                                                   1.35%     1.35%     1.35%     1.60%(e)
  Net investment income                                                          2.07%     2.19%     2.39%     2.75%(e)

------------------------------
(a) The Fund commenced operations on October 3, 1994.
(b) Total return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(c) Includes the Fund's proportionate share of the corresponding Portfolio's expenses. If the waiver and reimbursement had not been in place for the periods listed and after consideration of state expense limitations, the ratios of expenses to average net assets would have been higher.
(d) Per share amounts have been calculated using the average share method.
(e) Ratios are annualized.

    The accompanying notes are an integral part of the financial statements.


   -------------------------------------  ------------------------------------

     TOUCHSTONE INTERNATIONAL EQUITY           TOUCHSTONE GROWTH & INCOME
                  FUND A                                 FUND A
    ----------------------------------     -----------------------------------
     1997     1996     1995    1994(a)      1997     1996    1995(d)   1994(a)
    ------   ------   ------   -------     ------   ------   -------   -------
    $10.63   $ 9.58   $ 9.12   $10.00      $14.03   $13.14   $10.02    $ 10.00
    ------   ------   ------   ------      ------   ------   ------    -------
      0.02     0.05     0.21       --        0.09     0.12     0.05       0.86
      1.64     1.06     0.47    (0.88)       2.78     2.12     3.46      (0.84)
    ------   ------   ------   ------      ------   ------   ------    -------
      1.66     1.11     0.68    (0.88)       2.87     2.24     3.51       0.02
    ------   ------   ------   ------      ------   ------   ------    -------
     (0.02)   (0.06)   (0.22)      --       (0.11)   (0.12)   (0.16)        --
     (0.86)      --       --       --       (1.73)   (1.23)   (0.23)        --
    ------   ------   ------   ------      ------   ------   ------    -------
     (0.88)   (0.06)   (0.22)      --       (1.84)    1.35    (0.39)        --
    ------   ------   ------   ------      ------   ------   ------    -------
    $11.41   $10.63   $ 9.58   $ 9.12      $15.06   $14.03   $13.14    $ 10.02
    ======   ======   ======   ======      ======   ======   ======    =======
     15.57%   11.61%    5.29%   (8.80%)     20.70%   16.95%   35.14%      0.20

    $4,761   $3,449   $2,617   $2,282      $5,980   $3,659   $1,500    $    20

      1.60%    1.60%    1.60%    1.85% (e)   1.30%    1.30%    1.30%      1.55%(e)
      0.17%    0.42%    0.11%   (0.36%)(e)   0.67%    0.55%    0.56%      0.56%(e)

      TOUCHSTONE INCOME OPPORTUNITY                   TOUCHSTONE BOND
                  FUND A                                  FUND A
    ----------------------------------      -----------------------------------
     1997     1996     1995    1994(a)       1997     1996    1995(d)   1994(a)
    ------   ------   ------   -------      ------   ------   -------   -------
    $10.90   $ 9.83   $ 9.08   $10.00       $10.17   $10.61   $ 9.88    $ 10.00
    ------   ------   ------   ------       ------   ------   ------    -------
      1.24     1.12     1.19     0.22         0.61     0.71     0.56       1.15
     (0.23)    1.38     0.77    (0.94)        0.11    (0.43)    1.07      (1.12)
    ------   ------   ------   ------       ------   ------   ------    -------
      1.01     2.50     1.96    (0.72)        0.72     0.28     1.63       0.03
    ------   ------   ------   ------       ------   ------   ------    -------
     (1.22)   (1.12)   (1.21)   (0.20)       (0.66)   (0.70)   (0.86)     (0.15)
     (0.80)   (0.31)      --       --        (0.01)   (0.02)   (0.04)        --
    ------   ------   ------   ------       ------   ------   ------    -------
     (2.02)   (1.43)   (1.21)   (0.20)       (0.67)   (0.72)   (0.90)     (0.15)
    ------   ------   ------   ------       ------   ------   ------    -------
    $ 9.89   $10.90   $ 9.83   $ 9.08       $10.22   $10.17   $10.61    $  9.88
    ======   ======   ======   ======       ======   ======   ======    =======
      9.49%   26.66%   23.19%   (7.20%)       7.30%    2.85%   16.95%      0.28%

     7,009   $4,579   $1,369   $  926       $1,685   $  821   $  523    $    16

      1.20%    1.20%    1.20%    1.45%(e)     0.90%    0.90%    0.90%      1.15%(e)
     11.19%   11.29%   12.42%    8.60%(e)     6.08%    6.01%    6.21%      5.58%(e)

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Trust A (the "Trust") was organized as a Massachusetts business trust on February 7, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company.

     The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest of one or more series.

     The Trust consists of seven funds: Touchstone Emerging Growth Fund A (the "Emerging Growth Fund"), Touchstone International Equity Fund A (the "International Equity Fund"), Touchstone Growth & Income Fund A (the "Growth & Income Fund"), Touchstone Balanced Fund A (the "Balanced Fund"), Touchstone Income Opportunity Fund A (the "Income Opportunity Fund"), Touchstone Bond Fund A (the "Bond Fund") (each, a "Fund"), and Touchstone Standby Income Fund (the "Standby Income Fund"). The Standby Income Fund is included in a separate annual report.

     The Trust seeks to achieve the investment objectives of each Fund presented in this report by investing all the investable assets of the Fund in a corresponding Portfolio of Select Advisors Portfolios (the "Portfolio Trust"), an open-end management investment company. Each Portfolio has the same investment objectives as the corresponding Fund. These Portfolios are, respectively, Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Bond Portfolio.

     The value of each Fund's investment in the corresponding Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio at December 31, 1997.

                                                                                       INCOME
                            EMERGING      INTERNATIONAL     GROWTH &      BALANCED   OPPORTUNITY    BOND
                          GROWTH FUND A   EQUITY FUND A   INCOME FUND A    FUND A      FUND A      FUND A
                          -------------   -------------   -------------   --------   -----------   ------
Percentage interest in
  corresponding
  Portfolio               63.8%           54.2%           21.5%           54.0%      64.4%         10.3%

     The financial statements of each Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

     As of December 31, 1997, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern, owned 36.6%, 64.6%, 28.5%, 51.1%, 22.2% and 30.7% of the
Emerging Growth Fund, the International Equity Fund, the Growth & Income Fund, the Balanced Fund, the Income Opportunity Fund and the Bond Fund, respectively.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the funds:

     a) Investment Valuation. Valuation of investments by each Portfolio is discussed in Note 1 of the Portfolio Trust's Notes to Financial Statements which are included elsewhere in this report.

     b) Investment Income. Each Fund records its share of the corresponding Portfolio's net investment income and realized and unrealized gains and losses and adjusts its investment in the corresponding Portfolio each day. All the net investment income and realized and unrealized gains and losses of each Portfolio are allocated among the corresponding Fund and the other investors in the Portfolio at the time of such determination.

     c) Dividends and Distributions. Substantially all of the net investment income of the Growth & Income Fund, the Income Opportunity Fund and the Bond Fund is declared as dividends and paid monthly. Substantially all of the net investment income of the Balanced Fund is declared as dividends and paid quarterly. Substantially all of the net investment income of the Emerging Growth Fund and the International Equity Fund is declared as dividends and paid annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Dividends and distributions are recorded on ex-dividend date and are reinvested at net asset value.

SELECT ADVISORS TRUST A
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Income and realized capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassification, are primarily due to non- deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated net realized gain or loss from the Portfolios may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     d) Organization Expense. Organization expenses were deferred and are being amortized by each Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the corresponding Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund, if any, shall be contributed by the Fund to the corresponding Portfolio.

     e) Federal Taxes. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, and net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income tax is necessary. There were no capital loss carryforwards at December 31, 1997 for any of the Select Advisor Trust A Funds.

     At December 31, 1997, the following funds have net capital losses attributable to security transactions incurred after October 31, 1997, which are treated as arising on the first day of the Fund's next taxable year.

Bond Fund A                                     $  2,317
Balanced Fund A                                    3,353
Income Opportunity Fund A                        240,465
International Equity Fund A                        6,353

     f) Expenses. Expenses incurred by the Trust with respect to any two or more funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

2.  TRANSACTIONS WITH AFFILIATES

     a) Distribution and Service Plan. Under the Trust's Distribution and Service Plan in accordance with Rule 12b-1 under the Act, the Trust retains Touchstone Securities, Inc. ("Distributor"), a subsidiary of Western-Southern, as a service agent of the Trust and as the principal underwriter of the shares of each Fund. Each fund will pay a service fee to the Distributor equal to, on an annual basis, up to 0.25% of that Fund's average daily net assets. The Distributor may also use the distribution fees received from each Fund to otherwise promote the sale of shares of the Funds to other than current shareholders and for sales literature or other promotional activities.

     b) Sponsor. The Trust, on the behalf of each Fund, has entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Sponsor"), an affiliate of the Distributor. The Sponsor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     c) Trustees. Each Trustee who is not an "interested person" (as defined by the Act) of the Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust C, Select Advisors Portfolios, and Select Advisors Variable Insurance Trust, which are included in separate reports. For the year ended December 31, 1997, the Trust, not including the Standby Income Fund which is included in a separate report, incurred $3,484 in Trustee fees which were prorated to each Fund in the Trust.

SELECT ADVISORS TRUST A
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3.  EXPENSE REIMBURSEMENTS

     The Sponsor has agreed to reimburse each Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund including the Fund's proportionate share of expenses of the corresponding Portfolio are not greater, on an annual basis, than the percentage of average daily net assets of the Fund listed below for the year ended December 31, 1997.

                                                                                    INCOME
                         EMERGING      INTERNATIONAL     GROWTH &      BALANCED   OPPORTUNITY     BOND
                       GROWTH FUND A   EQUITY FUND A   INCOME FUND A    FUND A      FUND A       FUND A
                       -------------   -------------   -------------   --------   -----------   --------
Voluntary Expense
  Limit                      1.50%           1.60%           1.30%         1.35%       1.20%        0.90%
Amount of
  Reimbursement          $112,526        $111,956        $123,503      $115,776    $144,009     $102,880
--------------------------------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

     For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 1997, qualified for the dividends received deduction, as follows:

                     EMERGING        GROWTH &      BALANCED
                   GROWTH FUND A   INCOME FUND A    FUND A
                   -------------   -------------   --------
                       12%             18%            4%

     Pursuant to Section 852 of the Internal Revenue Code, the fund designates the following capital gain dividends for the year ended December 31, 1997.

                                                                      INCOME
                           EMERGING        GROWTH &      BALANCED   OPPORTUNITY    BOND    INTERNATIONAL
                         GROWTH FUND A   INCOME FUND A    FUND A      FUND A      FUND A   EQUITY FUND A
                         -------------   -------------   --------   -----------   ------   -------------
28% Rate gains             $ 33,588        $ 47,340      $ 33,987    $105,153        --      $102,731
20% Rate gains             $146,827        $163,754      $186,496    $  8,218      $203      $153,343

     Touchstone International Equity Fund paid foreign taxes of $7,134 or $0.02 per share, and the Fund recognized $72,385 or $0.17 per share of foreign source income during the year ended December 31, 1997.

SELECT ADVISORS TRUST A
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Investors and Trustees of
the Select Advisors Trust A:

     We have audited the accompanying statements of assets and liabilities of the Select Advisors Trust A (the "Trust") (consisting of Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Growth and Income Fund A, Touchstone Balanced Fund A, Touchstone Income Opportunity Fund A and Touchstone Bond Fund A), including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Select Advisors Trust A as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.



                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 13, 1998

                      (This Page Intentionally Left Blank)

                               [LOGO TOUCHSTONE]
                         ------------------------------
                         The Touchstone Family of Funds

                                 -------------
                           Select Advisors Portfolios









                         -   Emerging Growth Portfolio

                         -   International Equity Portfolio

                         -   Growth & Income Portfolio

                         -   Balanced Portfolio

                         -   Income Opportunity Portfolio

                         -   Bond Portfolio















--------------------------------------------------------------------------------



                                ANNUAL REPORT
                              DECEMBER 31, 1997



--------------------------------------------------------------------------------

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
SHARES                                       (Note 1)
-------                                     ----------
COMMON STOCKS (91.7%)
          ADVERTISING (0.2%)
  1,500   Mastering*......................  $   13,688
                                            ----------
          AUTOMOTIVE (2.4%)
  1,800   Bandag, Class A.................      86,175
  3,800   Exide...........................      98,325
                                            ----------
                                               184,500
                                            ----------
          BANKING (5.3%)
  2,000   Bank United, Class A............      97,875
  3,700   Dime Bancorp., Inc. ............     111,925
  5,100   Golden State Bancorp*...........     190,613
                                            ----------
                                               400,413
                                            ----------
          BEVERAGES, FOOD & TOBACCO (3.2%)
  3,700   DiMon...........................      97,125
  4,200   Ralcorp Holdings*...............      71,138
  1,500   Robert Mondavi, Class A*........      73,125
                                            ----------
                                               241,388
                                            ----------
          BUILDING MATERIALS (2.7%)
  4,100   Calmat..........................     114,288
  2,400   Martin Marietta Materials.......      87,750
                                            ----------
                                               202,038
                                            ----------
          CHEMICALS (2.8%)
  6,200   Calgon Carbon...................      66,650
  2,500   Standard Products...............      64,063
  5,100   Vivid Technologies*.............      80,963
                                            ----------
                                               211,676
                                            ----------
          COMMERCIAL SERVICES (9.5%)
  3,000   Administaff*....................      77,625
  2,300   Advance Paradigm*...............      73,025
  4,800   A.C. Nielson*...................     117,000
  4,000   Boron Lepore & Associates*......     110,000
  4,900   Metromail*......................      87,588
  1,300   National Service Industries.....      64,431
  2,000   Stewart Enterprises.............      93,250
  2,600   Wallace Computer Services.......     101,075
                                            ----------
                                               723,994
                                            ----------
          COMMUNICATIONS (1.6%)
  2,400   Cable Design Technologies*......      93,300
  2,000   Geotel Communications*..........      31,250
                                            ----------
                                               124,550
                                            ----------
          COMPUTERS & INFORMATION (7.4%)
  2,600   EMC*............................      71,338
  3,900   Gerber Scientific...............      77,513
  9,900   Intergraph*.....................      99,000
  3,800   Saville Systems, ADR*...........     157,700
  6,700   Scitex*.........................      80,819
  2,016   Sterling Commerce*..............      77,490
                                            ----------
                                               563,860
                                            ----------
          COMPUTER SOFTWARE &
            PROCESSING (8.7%)
  2,200   Cambridge Technology
          Partners*.......................      91,575
  1,000   CBT Group*......................      82,125
  2,200   HNC Software*...................      94,600
  2,500   Keane*..........................     101,563
  1,600   Policy Management System*.......     111,300
  8,000   PSW Technologies*...............     116,000
  1,600   Wind River Systems*.............      63,500
                                            ----------
                                               660,663
                                            ----------
          ELECTRONICS (3.8%)
  1,200   Commscope*......................  $   16,125
  4,300   Magnetek*.......................      83,850
    990   Sanmina*........................      67,073
  4,000   Sipex Corporation*..............     121,000
                                            ----------
                                               288,048
                                            ----------
          ENTERTAINMENT & LEISURE (1.0%)
  2,000   Cinar Films, Class B*...........      77,750
                                            ----------
          FINANCIAL SERVICES (5.6%)
  2,325   First Security..................      97,359
  4,300   Life USA Holdings*..............      72,563
  2,400   Meditrust.......................      87,900
  1,200   Seacor Smit*....................      72,300
  6,000   T&W Financial*..................      99,750
                                            ----------
                                               429,872
                                            ----------
          HEALTH CARE PROVIDERS (1.0%)
  8,000   Dianon Systems*.................      75,000
                                            ----------
          HEAVY INDUSTRY (2.5%)
  4,200   Comfort Systems USA*............      82,950
  2,299   Flowserve.......................      64,228
  2,700   Global Industrial
          Technologies*...................      45,731
                                            ----------
                                               192,909
                                            ----------
          HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCE (2.2%)
  1,600   Herman Miller...................      87,300
  1,900   LA-Z-Boy Chair..................      81,938
                                            ----------
                                               169,238
                                            ----------
          INDUSTRIAL (3.9%)
  3,000   CN Biosciences*.................      75,000
  3,000   General Cable...................     108,563
  2,800   Wesley Jessen Visioncare*.......     109,200
                                            ----------
                                               292,763
                                            ----------
          INSURANCE (2.0%)
    900   HSB Group.......................      49,669
  2,700   Western National................      79,988
  1,900   Willis Coroon Group, ADR........      23,394
                                            ----------
                                               153,051
                                            ----------
          MEDIA--BROADCASTING & PUBLISHING
          (4.4%)
  1,700   American Radio Systems*.........      90,622
  1,100   Central Newspapers, Class A.....      81,331
  7,100   Hollinger International.........      99,400
  2,100   Lee Enterprises.................      62,081
                                            ----------
                                               333,434
                                            ----------
          MEDICAL (0.7%)
  3,300   Atria Communities*..............      56,513
                                            ----------
          MEDICAL SUPPLIES (2.2%)
  3,100   EG&G............................      64,519
  6,100   Elsag Bailey*...................     100,650
                                            ----------
                                               165,169
                                            ----------
          METALS (1.0%)
  1,700   Harsco..........................      73,313
                                            ----------
          OIL & GAS (3.7%)
  2,800   Equitable Resources.............      99,050
 11,000   Grey Wolf*......................      59,125
  2,700   Nabors Industries*..............      84,881
  2,800   Quaker State....................      39,900
                                            ----------
                                               282,956
                                            ----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
SHARES                                       (Note 1)
-------                                     ----------
COMMON STOCKS--CONTINUED
          PHARMACEUTICALS (1.3%)
  5,300   Digene*.........................  $   45,713
  7,000   Sequus Pharmaceuticals*.........      52,063
                                            ----------
                                                97,776
                                            ----------
          REAL ESTATE (2.4%)
  2,300   Arden Realty Group..............      70,725
  2,500   CCA Prison Realty Trust.........     111,563
                                            ----------
                                               182,288
                                            ----------
          RETAILERS (2.5%)
 11,500   Charming Shoppes................      53,906
  2,600   Stanhome........................      66,788
  3,000   Zale*...........................      69,000
                                            ----------
                                               189,694
                                            ----------
          TEXTILES, CLOTHING & FABRICS
          (1.8%)
  2,200   Albany International............      50,600
  7,100   Stride Rite.....................      85,200
                                            ----------
                                               135,800
                                            ----------
          TRANSPORTATION (5.9%)
  2,000   Alexander & Baldwin.............      54,625
  6,800   Fritz Companies*................      94,775
  4,400   JB Hunt Transportation
          Services........................      82,500
  3,800   Knightsbridge Tankers...........     107,588
  4,300   Newport News Shipbuilding.......     109,381
                                            ----------
                                               448,869
                                            ----------
TOTAL COMMON STOCKS (COST $5,405,843).....
                                            $6,971,213
                                            ----------
TOTAL INVESTMENTS AT VALUE (91.7%) (COST
$5,405,843)(a)............................   6,971,213
CASH AND OTHER ASSETS NET OF LIABILITIES
(8.3%)....................................     629,084
                                            ----------
NET ASSETS (100.0%).......................  $7,600,297
                                            ==========

-----------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $5,406,241, resulting in gross unrealized appreciation and depreciation of $1,689,435 and $124,463, respectively and net unrealized appreciation of $1,564,972.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (Note 1)
----------                                  ----------
COMMON STOCKS (94.6%)
             ARGENTINA (0.0%)
         1   Compania Naviera Perez
               Companc....................  $        7
                                            ----------
             AUSTRIA (0.6%)
       950   Erste Banks..................      47,344
                                            ----------
             BRAZIL (1.1%)
     1,900   Cia Paranaense Energy, ADR...      26,006
   292,000   Saneamento Basico............      69,334
                                            ----------
                                                95,340
                                            ----------
             CANADA (3.5%)
       865   BCE..........................      28,961
     1,886   Canadian Imperial Bank of
               Commerce...................      58,725
       300   Newbridge Networks*..........      10,548
       200   Northern Telecom.............      17,829
     2,350   Petro-Canada.................      43,164
     1,320   Royal Bank of Canada.........      69,960
     1,500   Suncor Energy................      51,429
       630   Talisman Energy..............      18,735
                                            ----------
                                               299,351
                                            ----------
             CHILE (1.0%)
     1,325   Chilectra ADR................      33,844
     1,620   Compania De
               Telecomunicaciones ADR.....      48,398
                                            ----------
                                                82,242
                                            ----------
             DENMARK (0.8%)
       181   Den Danske Bank..............  $   24,127
     3,160   Sas Danmark..................      46,136
                                            ----------
                                                70,263
                                            ----------
             FINLAND (0.8%)
     1,804   Pohjola Insurance, Class B...      66,899
                                            ----------
             FRANCE (12.3%)
       322   Accor........................      59,888
     1,023   Alcatel Alsthom..............     130,075
     1,226   AXA..........................      94,897
     1,022   Banque National De Paris.....      54,340
     1,047   Cap Gemini...................      85,880
     1,424   Credit Commercial De
               France.....................      97,632
     1,921   France Telecom...............      69,701
     1,715   Lagardere Groupe.............      56,725
     2,091   Renault*.....................      58,839
     2,854   Rhone Poulenc Series A.......     127,888
       731   Societe National
               Elf-Aquitaine..............      85,049
       724   Suez Lyonnaise Des Eaux-
               Dumex......................      80,144
       482   Total S.A., Series B.........      52,474
                                            ----------
                                             1,053,532
                                            ----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (Note 1)
----------                                  ----------
COMMON STOCKS--CONTINUED
             GERMANY (3.8%)
     1,246   Bayerische Vereinsbank.......  $   81,565
       204   Mannesmann...................     103,135
     1,491   Rhein-Westfael
               Elektricitaet..............      80,023
       667   Schering.....................      64,363
                                            ----------
                                               329,086
                                            ----------
             GREAT BRITAIN (28.2%)
     1,000   Airtours.....................      20,375
     3,900   Allied Irish Banks...........      37,213
     7,203   Amvesco......................      61,636
    24,970   Avis Europe..................      71,391
     8,622   Boots........................     124,176
     4,120   British Aerospace............     117,456
    17,226   British Gas..................      77,558
     6,855   British Petroleum............      90,730
     8,400   Compass Group................     103,380
     8,430   CRH*.........................      97,793
     1,725   GKN..........................      35,345
     4,312   Glaxo Wellcome...............     102,841
     8,892   Great Universal Stores.......     112,066
     6,995   JJB Sports...................      75,514
     8,992   Lloyds TSB Group.............     117,028
     3,441   Mercury Assets Management
               Group......................      96,133
     5,683   National Westminster Bank....      95,061
     8,178   Next.........................      93,387
     7,275   Railtrack Group..............     115,594
    14,572   Royal & Sun Alliance
               Insurance Group............     146,777
    12,170   Sainsbury (J) Finance PLC....     101,785
    13,492   Shell Transport & Trading....      94,663
     1,760   Siebe........................      34,562
    10,061   Tesco........................      81,832
     9,124   Unilever.....................      78,514
     2,200   Virgin Express Holdings,
               ADR........................      45,650
    17,596   Vodafone Group...............     126,927
    16,627   WPP Group....................      73,219
                                            ----------
                                             2,428,606
                                            ----------
             IRELAND (1.2%)
     6,500   Bank Of Ireland..............      99,756
                                            ----------
             ISRAEL (0.7%)
     1,500   ECI Telecommunications.......      38,250
       190   Geotek Communications........         291
       500   Teva Pharmaceutical
               Industries, ADR............      23,656
                                            ----------
                                                62,197
                                            ----------
             ITALY (6.2%)
     4,010   Assicurazione Generali.......      98,733
    38,235   Credito Italiano.............     118,338
    91,868   Montedison...................      82,411
    19,700   Stet RISP*...................      86,611
    22,100   Telecom Italia Mobile........     102,025
     6,785   Telecom Italia...............      43,427
                                            ----------
                                               531,545
                                            ----------
             JAPAN (10.0%)
       500   Acom.........................      27,570
     1,000   Aoyama Trading...............      16,925
     2,600   Bank of Tokyo................      35,841
     2,000   Bridgestone..................      43,347
     1,000   Canon........................      23,282
     4,000   Fujitsu......................      42,887
     1,000   Fuji Photo Film..............  $   38,292
     1,000   Honda Motor..................      36,684
         2   Japan Tobacco................      14,183
     2,000   Kao..........................      28,796
       600   Konami Company...............      14,750
     3,000   Minebea......................      32,165
     2,000   Mitsubishi Estate............      21,750
     3,000   Mitsubishi Trust & Bank......      30,098
       300   Nintendo.....................      29,638
     2,000   Nippon Comsys................      24,660
         8   Nippon Telegraph and
               Telephone..................      34,310
       100   Nippon Television Network....      29,332
     1,000   Nomura Securities............      13,326
       460   Promise Company..............      25,506
     1,000   Sankyo.......................      22,592
     2,000   Sekisui House................      12,851
       500   Sony.........................      44,419
     1,000   TDK..........................      75,359
     2,000   Terumo.......................      29,408
     1,600   Tokyo Electric Power.........      29,163
     2,000   Toyota Motor.................      57,285
     1,000   Yamanouchi Pharmaceutical....      21,444
                                            ----------
                                               855,863
                                            ----------
             MEXICO (2.9%)
    11,800   Cemex, Class B*..............      62,725
    11,315   Fomento Economico Mexicano,
               Class B....................      90,991
    20,400   Kimberly-Clark Mexico, Series
               A..........................      96,559
                                            ----------
                                               250,275
                                            ----------
             NETHERLANDS (4.7%)
     1,190   Ahrend.......................      37,406
     1,010   Benckiser....................      41,815
     2,650   Ing Groep....................     111,675
     1,876   Koninklijke PTT Nederland NV...     78,317
       872   Philips Electronics..........      52,324
     2,880   Verenigde Nederlandse........      81,291
                                            ----------
                                               402,828
                                            ----------
             NORWAY (0.2%)
     1,086   Sas Norge, Class B...........      15,151
                                            ----------
             PORTUGAL (0.5%)
       200   Portugal Telecom, ADR........       9,400
       800   Portugal Telecom.............      37,120
                                            ----------
                                                46,520
                                            ----------
             RUSSIA (0.8%)
       300   AO Tatneft ADR...............      42,633
     2,875   JSC Surgutneftegaz ADR.......      29,386
                                            ----------
                                                72,019
                                            ----------
             SPAIN (1.5%)
     1,535   Banco Popular Espanola.......     107,304
       853   Sol Melia....................      34,154
                                            ----------
                                               141,458
                                            ----------
             SWEDEN (3.3%)
       635   Electrolux...................      44,084
    11,600   Nordbanken Holding*..........      65,623
     1,400   Skandia Forsaekrings.........      66,059
     4,634   Forenings Sparbanken.........     105,387
                                            ----------
                                               281,153
                                            ----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (Note 1)
----------                                  ----------
COMMON STOCKS--CONTINUED
             SWITZERLAND (9.5%)
        14   Julius Baer Holdings.........  $   25,945
        29   Kuoni Reisen Holdings........     108,575
        61   Liechtenstein Global Trust...      37,751
       118   Novartis.....................     191,966
       131   Rentenenstalt................     102,750
        14   Roche Holding................      69,433
        59   Sairgroup*...................      80,692
       302   Schweizerische Bankverein*...      93,759
        36   Swiss Reinsurance............      67,256
        27   Union Bank of Switzerland....      38,995
                                            ----------
                                               817,122
                                            ----------
             RUSSIA (0.5%)
     1,300   Lukoil Holdings..............      40,351
                                            ----------
             VENEZUELA (0.5%)
     1,000   Cia Anonima Nacional
               Telefonos De Venezuela
               ADR*.......................      41,625
                                            ----------
TOTAL COMMON STOCKS (COST $7,344,334).....
                                             8,130,533
                                            ----------
                   PREFERRED STOCKS (2.6%)
             BRAZIL (0.0%)
    55,000   Cia Paranaense De Energia
               PFB........................         747
                                            ----------
             GERMANY (2.6%)
     1,875   Henkel.......................  $  118,361
       314   Sap..........................     102,775
                                            ----------
                                               221,136
                                            ----------
TOTAL PREFERRED STOCKS (COST $187,288)....     221,883
                                            ----------
TOTAL INVESTMENTS AT VALUE (97.2%) (COST
$7,531,622)(a)............................   8,352,416
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.8%)....................................     241,047
                                            ----------
NET ASSETS (100.0%).......................  $8,593,463
                                            ==========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $7,577,991, resulting in gross unrealized appreciation and depreciation of $999,459 and $225,034, respectively, and net unrealized appreciation of $774,425.
ADR - American Depositary Receipt
PFB - Preferred Shares -- Class B
RISP - Risparmio (Italian "Savings Shares")

--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
 SHARES                                      (Note 1)
---------                                   -----------
COMMON STOCKS (97.0%)
            AEROSPACE & DEFENSE (3.0%)
   4,700    Rockwell International........  $   245,575
  10,700    T R W.........................      571,113
                                            -----------
                                                816,688
                                            -----------
            AUTOMOTIVE (5.8%)
   7,500    Dana..........................      356,250
   5,900    Echlin........................      213,506
  11,600    Ford Motor....................      564,775
   8,600    Meritor Automotive............      181,138
   5,100    Paccar........................      267,750
                                            -----------
                                              1,583,419
                                            -----------
            BANKING (12.7%)
   1,100    Centura Banks.................       75,900
   4,800    Chase Manhattan...............      525,600
   1,700    First American................       84,575
   7,900    First Commerce................      531,275
   1,100    First Tennessee National......       73,425
   7,200    Firstar.......................      305,550
   8,600    Key...........................      608,988
   9,100    Nationsbank...................      553,394
  11,000    North Folk Bancorp............      369,188
   2,800    US Bancorp....................      313,425
                                            -----------
                                              3,441,320
                                            -----------
            BEVERAGES, FOOD & TOBACCO
            (7.6%)
   3,800    General Mills.................  $   272,175
  11,900    Heinz (H. J.).................      604,669
  13,600    Philip Morris Companies.......      616,250
   9,600    Unilever, ADR.................      599,400
                                            -----------
                                              2,092,494
                                            -----------
            CHEMICALS (6.7%)
   2,900    Akzo NV, ADR..................      251,938
   3,900    Betzdearborn..................      238,144
   2,200    Dow Chemical Company..........      223,300
   5,100    Eastman Chemical Company......      303,769
   8,500    Imperial Chemical
              Industries, ADR.............      551,969
   5,700    Olin..........................      267,188
                                            -----------
                                              1,836,308
                                            -----------
            COMMERCIAL SERVICES (6.3%)
   1,500    Browning-Ferris Industries....       55,500
   9,800    Cinergy.......................      375,463
   7,000    CMS Energy....................      308,438
   9,400    Duke Energy...................      520,525
   8,300    Pacificorp....................      226,694
   7,800    Unicom Corporation............      239,850
                                            -----------
                                              1,726,470
                                            -----------
            COSMETICS & PERSONAL CARE
            (0.9%)
   4,200    Avon Products.................      257,775
                                            -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                               VALUE
 SHARES                                      (Note 1)
---------                                   -----------

COMMON STOCKS--CONTINUED
            ELECTRIC UTILITIES (1.3%)
   5,600    Entergy.......................  $   167,650
   2,100    Southern......................       54,338
   4,700    Wisconsin Energy..............      135,125
                                            -----------
                                                357,113
                                            -----------
            ELECTRONICS (1.4%)
   4,700    AMP...........................      197,400
   4,000    Thomas & Betts................      189,000
                                            -----------
                                                386,400
                                            -----------
            FINANCIAL SERVICES (8.7%)
   5,100    Corestates Financial..........      408,319
   2,500    Federal National Mortgage
              Association.................      142,645
   5,100    First Union...................      261,375
   1,900    Fleet Financial Group.........      142,381
  15,300    HomeCorp*.....................      447,525
   1,100    J P Morgan....................      124,163
   5,300    Meditrust.....................      194,113
   5,600    Nationwide Health
            Properties....................      142,800
   5,600    Old Kent Financial............      221,900
  12,000    Security Capital Industrial
            Trust.........................      298,500
                                            -----------
                                              2,383,721
                                            -----------
            FOREST PRODUCTS & PAPER (6.8%)
   4,900    Boise Cascade.................      148,225
   4,500    Georgia-Pacific (Timber
            Group)*.......................      102,094
   4,800    Georgia-Pacific...............      291,600
   8,800    Kimberly-Clark................      433,950
   4,800    Louisiana Pacific.............       91,200
  13,700    Mead..........................      383,600
   5,100    Westvaco......................      160,331
   5,100    Weyerhauser...................      250,219
                                            -----------
                                              1,861,219
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS
            & APPLIANCES (1.0%)
   4,800    Whirlpool.....................      264,000
                                            -----------
            INSURANCE (2.6%)
   2,200    Exel Limited..................      139,425
   5,100    Lincoln National..............      398,438
   3,300    Mid Ocean.....................      179,025
                                            -----------
                                                716,888
                                            -----------
            MEDICAL SUPPLIES (0.7%)
   4,000    Baxter International..........      201,750
                                            -----------
            METALS (2.3%)
   9,600    Allegheny Teledyne............      248,400
   6,400    Freeport McMoran Copper &
              Gold........................       98,000
   8,700    Oregon Steel Mills............      185,419
   1,700    Phelps Dodge..................      105,825
                                            -----------
                                                637,644
                                            -----------
            OFFICE EQUIPMENT (2.3%)
   8,600    Xerox.........................      634,788
                                            -----------
            OIL & GAS (7.4%)
   6,300    Elf Aquitaine, ADR............  $   369,338
   4,100    MCN Energy Group..............      165,538
   8,000    Texaco........................      435,000
   4,500    Total S.A., ADR...............      249,750
  16,000    Williams Companies............      454,000
  10,000    YPF Sociedad Anonima ADR......      341,875
                                            -----------
                                              2,015,501
                                            -----------
            PHARMACEUTICALS (4.0%)
   5,400    American Home Products........      413,100
   3,900    Merck.........................      414,375
   2,600    Zeneca Group, ADR.............      280,800
                                            -----------
                                              1,108,275
                                            -----------
            RETAILERS (4.5%)
   5,100    J.C. Penney Company...........      307,594
   3,700    May Department Stores.........      194,944
   4,300    Mercantile Stores.............      261,763
   3,900    Rite Aid......................      228,881
   5,400    Sears Roebuck.................      244,350
                                            -----------
                                              1,237,532
                                            -----------
            TELEPHONE SYSTEMS (10.1%)
   5,900    Alltel........................      242,269
   4,900    Bell Atlantic.................      445,900
   5,500    Bellsouth.....................      309,719
   8,300    Frontier......................      199,719
  10,300    GTE...........................      538,175
   9,800    SBC Communications............      717,850
   5,100    Sprint........................      298,988
                                            -----------
                                              2,752,620
                                            -----------
            TRANSPORTATION (0.9%)
   4,400    CSX...........................      237,600
                                            -----------
TOTAL COMMON STOCKS
(COST $24,433,029)........................   26,549,525
                                            -----------


PRINCIPAL
 AMOUNT
--------
CONVERTIBLE CORPORATE BONDS (COST
$249,000) (0.9%)
            ENTERTAINMENT & LEISURE (0.9%)
$249,000    Loews, 3.125%, 09/15/07.......      246,510
                                            -----------
TOTAL INVESTMENTS AT VALUE (97.9%)
(COST $24,682,029)(a).....................   26,796,035
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.1%)....................................      577,478
                                            -----------
NET ASSETS (100.0%).......................  $27,373,513
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $24,682,029, resulting in gross unrealized appreciation and depreciation of $2,943,104 and $829,098, respectively, and net unrealized appreciation of $2,114,006.
ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
 SHARES                                       (Note 1)
---------                                    ----------
COMMON STOCKS (60.5%)
            ADVERTISING (1.6%)
   2,100    WPP Group......................  $   94,763
                                             ----------
            AEROSPACE & DEFENSE (3.3%)
   1,800    Boeing.........................      88,088
   1,100    Lockheed Martin................     108,350
                                             ----------
                                                196,438
                                             ----------
            AIRLINES (2.0%)
     900    AMR*...........................     115,650
                                             ----------
            BANKING (3.4%)
     800    Citicorp.......................     101,150
     300    Wells Fargo....................     101,831
                                             ----------
                                                202,981
                                             ----------
            BEVERAGES, FOOD & TOBACCO
            (2.7%)
   1,800    Diageo.........................      68,175
   1,900    McDonald's.....................      90,725
                                             ----------
                                                158,900
                                             ----------
            CHEMICALS (2.5%)
   3,600    Monsanto.......................     151,200
                                             ----------
            COMPUTERS & INFORMATION (1.2%)
   2,600    EMC*...........................      71,338
                                             ----------
            ELECTRONICS (10.0%)
   2,400    Adaptec*.......................      89,100
   1,100    Avnet..........................      72,600
   6,967    Commscope*.....................      93,619
   6,300    Nextlevel Systems*.............     112,613
   2,000    Solectron*.....................      83,125
   3,600    Ucar International*............     143,775
                                             ----------
                                                594,832
                                             ----------
            ENTERTAINMENT & LEISURE (3.3%)
   2,500    Polaroid.......................     121,719
   1,200    Time Warner....................      74,400
                                             ----------
                                                196,119
                                             ----------
            FINANCIAL SERVICES (11.5%)
   3,700    Countrywide Credit.............     158,638
   1,300    Federal National Mortgage
              Association..................      74,181
   2,200    Renaissancere Holdings.........      97,075
   5,300    Sabre Group Holding*...........     153,038
   2,700    Security Capital Group, Class
            B*.............................      87,750
   4,400    Security Capital Industrial
            Trust*.........................     109,450
                                             ----------
                                                680,132
                                             ----------
            HEALTH CARE PROVIDERS (1.8%)
   3,300    Tenet Healthcare*..............     109,313
                                             ----------
            HEAVY INDUSTRY (3.5%)
   1,400    Caterpillar....................      67,988
   4,000    Lucasvarity....................     139,500
                                             ----------
                                                207,488
                                             ----------
            INDUSTRIAL (1.8%)
   1,400    Armstrong World Industries.....     104,650
                                             ----------
            LODGING (1.2%)
   4,700    Homestead Village Property*....  $   70,794
                                             ----------
            METALS (1.2%)
   2,700    Allegheny Teledyne.............      69,863
                                             ----------
            OIL & GAS (2.4%)
   2,300    Anadarko Petroleum.............     139,581
                                             ----------
            REAL ESTATE (1.6%)
   2,800    Oakwood Homes..................      92,925
                                             ----------
            TELEPHONE SYSTEMS (2.4%)
   2,400    Sprint.........................     140,700
                                             ----------
            TEXTILES, CLOTHING & FABRICS
            (3.1%)
   9,600    Shaw Industries................     111,600
   1,700    Unifi..........................      69,169
                                             ----------
                                                180,769
                                             ----------
TOTAL COMMON STOCKS (COST $3,201,058).....
                                              3,578,436
                                             ----------


PRINCIPAL
 AMOUNT
--------
CORPORATE BONDS (14.7%)
            BANKING (5.3%)
$ 50,000    Bankers Trust-NY, 7.125%,
              03/15/06.....................      51,440
 100,000    BB&T, 7.25%, 06/15/07..........     105,210
 100,000    Chase Manhattan, 7.25%,
              06/01/07.....................     104,838
 358,385    Nykredit, 6.00%, 10/01/26......      51,005
                                             ----------
                                                312,493
                                             ----------
            BEVERAGES, FOOD & TOBACCO (1.1%)
  60,000    Coca-Cola Femsa, 8.95%,
              11/01/06.....................      62,583
                                             ----------
            ELECTRIC UTILITIES (1.6%)
  95,000    Financiera Energy, 9.375%,
              06/15/06.....................      95,742
                                             ----------
            FINANCIAL SERVICES (4.1%)
 100,000    Bonos Del Tesoro, 8.75%,
              05/09/02.....................      94,562
  40,000    G.E. Capital Management
              Service, 6.50%, 11/25/23.....      36,903
  44,500    G.E. Capital Management
              Service, 6.50%, 03/25/24.....      43,065
  69,000    Paine Webber Group, 7.00%,
              03/01/00.....................      69,927
                                             ----------
                                                244,457
                                             ----------
            METALS (1.7%)
 100,000    AK Steel, 9.125%, 12/15/06.....     102,500
                                             ----------
            OIL & GAS (0.9%)
  50,000    Petroleos Mexicanos, 8.85%,
              09/15/07.....................      49,500
                                             ----------
TOTAL CORPORATE BONDS
(COST $861,497)............................     867,275
                                             ----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                      VALUE
 AMOUNT                                       (Note 1)
---------                                    ----------
MORTGAGE BACKED SECURITIES (3.2%)
$ 20,000    Federal Home Loan Mortgage
              Corporation, 6.00%,
              03/15/08.....................  $   19,927
   9,359    Federal National Mortgage
              Association, 5.00%,
              10/25/03.....................       9,317
  45,000    Federal National Mortgage
              Association, 6.15%,
              10/25/07.....................      44,979
   3,066    Merrill Lynch Mortgage
              Investment, 9.70%,
              07/15/10.....................       3,122
  23,825    Merrill Lynch Mortgage
              Investment, 7.65%,
              01/15/12.....................      24,370
  40,000    Merrill Lynch Mortgage
              Investment, 7.09%,
              12/26/25.....................      40,800
  50,000    Prudential Home Mortgage
              Securities, 6.25%,
              04/25/24.....................      45,950
                                             ----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $184,190)............................     188,465
                                             ----------
MUNICIPAL BONDS (4.3%)
  40,000    Baltimore Community Development
              Financing, 8.20%, 08/15/07...      44,000
   7,957    Denver Colorado City & County
              Single Family, 7.25%,
              12/01/10.....................       8,216
  20,000    Michigan State Job Development
              Authority, 7.10%, 05/01/98...      20,076
  15,000    New York City, New York,
              General Obligation, 9.75%,
              08/05/12.....................      16,238
  40,000    New York State Housing Finance
              Agency Service, 7.50%,
              09/15/03.....................      41,050
  50,000    Ohio Housing Financial Agency,
              7.90%, 10/01/14..............      53,188
  30,000    Oklahoma City Airport, 9.40%,
              11/01/10.....................      33,713
  40,000    Oregon State General
              Obligation, 6.90%,
              01/01/00.....................      40,267
                                             ----------
TOTAL MUNICIPAL BONDS
(COST $244,860)............................     256,748
                                             ----------
U.S. TREASURY OBLIGATIONS (13.0%)
$ 95,000    US Treasury Bond, 6.75%,
              08/15/26.....................  $  104,618
  65,000    US Treasury Note, 6.125%,
              08/31/98.....................      65,223
 100,000    US Treasury Note, 5.75%,
              10/31/00.....................     100,093
  50,000    US Treasury Note, 7.00%,
              07/15/06.....................      53,984
 100,000    US Treasury Bond, 6.25%,
              04/30/01.....................     101,563
 320,000    US Treasury Note, 7.25%,
              08/15/04.....................     345,875
                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $748,297)............................     771,356
                                             ----------
SOVEREIGN GOVERNMENT OBLIGATIONS (2.9%)
            AUSTRALIA (1.7%)
 143,000    Treasury Corp of Victoria,
            7.50%, 08/15/08................      99,865
                                             ----------
            GREAT BRITAIN (1.2%)
  37,000    UK Treasury, 8.00%, 12/07/15...      72,047
                                             ----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $178,474)............................     171,912
                                             ----------

  UNITS
--------
WARRANTS (0.0%)
            FINANCIAL SERVICES (0.0%)
     361    Security Capital Group.........       1,895
                                             ----------
TOTAL INVESTMENTS AT VALUE (98.6%)
(COST $5,418,376)(a).......................   5,836,087
CASH AND OTHER ASSETS NET OF LIABILITIES
(1.4%).....................................      83,614
                                             ----------
NET ASSETS (100.0%)........................  $5,919,701
                                             ==========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $5,418,397, resulting in gross unrealized appreciation and depreciation of $493,644 and $75,954, respectively, and net unrealized appreciation of $417,690.

--------------------------------------------------------------------------------

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
                   CORPORATE BONDS (34.8%)
             BEVERAGES, FOOD & TOBACCO
             (2.8%)
$  300,000   Specialty Foods, 11.125%,
               10/01/02..................  $   303,750
                                           -----------
             CASINOS (1.8%)
   200,000   Trump Atlantic City, 11.25%,
               05/01/06..................      195,000
                                           -----------
             CHEMICALS (7.2%)
$  200,000   Climachem, 10.75%,
               12/01/07..................  $   206,000
   300,000   Panoceanic Bulk, 12.00%,
               12/15/07..................      295,500
   250,000   Perry-Judd, 10.625%,
               12/15/07..................      260,000
                                           -----------
                                               761,500
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
CORPORATE BONDS--CONTINUED
             COMPUTER SOFTWARE &
             PROCESSING (1.9%)
$  200,000   Details, 10.00%, 11/15/05...  $   204,500
                                           -----------
             ELECTRONICS (1.9%)
   200,000   High Voltage Engineering,
               10.50%, 08/15/04..........      207,500
                                           -----------
             ENTERTAINMENT & LEISURE
               (2.2%)
   250,000   Pen-Tab Industries, 10.875%,
               02/01/07..................      240,000
                                           -----------
             FOREST PRODUCTS & PAPER
               (2.4%)
   250,000   Riverwood International,
               10.625%, 08/01/07.........      253,750
                                           -----------
             HEAVY INDUSTRY (2.3%)
   250,000   United Auto Group, 11.00%,
               07/15/07..................      246,250
                                           -----------
             INDUSTRIAL (3.8%)
   200,000   Iowa Select Farms, 10.75%,
               12/01/05..................      205,250
   200,000   Werner Holdings, 10.00%,
               11/15/07..................      205,000
                                           -----------
                                               410,250
                                           -----------
             OIL & GAS (2.4%)
   250,000   Panaco, 10,625%, 10/01/04...      252,500
                                           -----------
             TELEPHONE SYSTEMS (6.1%)
   200,000   Hyperion Telecom, 12.25%,
               09/01/04..................      221,000
   200,000   Iridium LLC/Capital, 14.00%,
               07/15/05..................      217,000
   200,000   Primus Telecommunications,
               11.75%, 08/01/04..........      215,000
                                           -----------
                                               653,000
                                           -----------
TOTAL CORPORATE BONDS (COST
$3,653,486)..............................    3,728,000
                                           -----------
EUROBONDS (23.3%)
             BRAZIL (3.4%)
   400,000   Paging Network De Brazil,
               13.50%, 06/06/05..........      364,000
                                           -----------
             ECUADOR (4.3%)
   100,000   Conecel Holdings, 14.00%,
               10/01/00..................      100,000
   350,000   Conecel, 14.00%, 05/01/02...      353,500
                                           -----------
                                               453,500
                                           -----------
             GREAT BRITAIN (1.9%)
   200,000   Dialog, 11.00%, 11/15/07....      207,500
                                           -----------
             HONG KONG (4.1%)
   500,000   GS Superhighway Holdings,
               10.25%, 08/15/07..........      435,000
                                           -----------
             INDIA (2.5%)
   500,000   Nippon Denro Ispat, 3.00%,
               04/01/01..................      270,000
                                           -----------
             NETHERLANDS (5.9%)
$  500,000   DGS International Finance,
               10.00%, 06/01/07..........  $   425,000
   250,000   Indah Kiat Fin Mauritius,
               10.00%, 07/01/07..........      210,000
                                           -----------
                                               635,000
                                           -----------
             THAILAND (1.2%)
 1,250,000   NTS Steel Group Public,
               4.00%, 12/16/08...........      125,000
                                           -----------
TOTAL EUROBONDS (COST $3,052,308)........    2,490,000
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS (5.6%)
             RUSSIA (1.4%)
   250,000   Russia-Principal Loan (b),
               6.719%, 12/15/20..........      154,700
                                           -----------
             VENEZUELA (4.2%)
   500,500   Republic of Venezuela,
               9.25%, 09/15/27...........      449,449
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $609,363)..........................      604,149
                                           -----------
YANKEE BONDS (20.2%)
             BRAZIL (6.5%)
   350,000   Tevecap, 12.63%, 11/26/04...      321,125
   400,000   TV Filme, 12.88%,
               12/15/04..................      373,952
                                           -----------
                                               695,077
                                           -----------
             INDONESIA (3.5%)
   500,000   FSW International, 12.50%,
               11/01/06..................      380,000
                                           -----------
             MEXICO (10.2%)
   850,000   Grupo Televisa (Zero Coupon
               until 05/15/01, 13.25%
               thereafter), 05/15/08
               (c).......................      636,479
   200,000   Innova S. de R.L., 12.88%,
               04/01/07..................      202,000
   250,000   Transport Maritma, 10.00%,
               11/15/06..................      250,313
                                           -----------
                                             1,088,792
                                           -----------
TOTAL YANKEE BONDS (COST $2,298,205).....    2,163,869
                                           -----------
BRADY BONDS (12.2%)
             BULGARIA (5.3%)
   350,000   Government of Bulgaria, IAB
               (d), 6.69%, 07/28/11......      256,375
   400,000   Government of Bulgaria (d),
               6.69%, 07/28/24...........      308,000
                                           -----------
                                               564,375
                                           -----------
             ECUADOR (5.2%)
   750,000   Republic of Ecuador (d),
               3.50%, 02/28/25...........      409,650
   188,000   Republic of Ecuador (d),
               6.69%, 02/28/25...........      141,714
                                           -----------
                                               551,364
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------

BRADY BONDS--CONTINUED
             PERU (1.7%)
$  300,000   Government of Peru, FLIRB,
               3.25%, 03/07/17...........  $   178,140
                                           -----------
TOTAL BRADY BONDS(COST $1,130,066).......    1,293,879
                                           -----------

  UNITS
----------
WARRANTS (0.0%)
             TELEPHONE SYSTEMS (0.0%)
       200   Primus Telecommunications...        2,000
                                           -----------
TOTAL INVESTMENTS AT VALUE (96.1%)
(COST $10,743,428)(a)....................   10,281,897
CASH AND OTHER ASSETS NET OF LIABILITIES
(3.9%)...................................      415,517
                                           -----------
NET ASSETS (100.0%)......................  $10,697,414
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $10,743,428, resulting in gross unrealized appreciation and depreciation of $339,291 and $800,822, respectively, and net unrealized depreciation of $(461,531).
(b) A percentage of income is received as additional shares of securities.
(c) Zero or step coupon bond.
(d) Interest rate shown reflects current rate on instrument with variable or floating rates
ADR - American Depositary Receipt
FLIRB - Front-Load Interest Reduction Bonds
IAB - Interest Arrears Bond

--------------------------------------------------------------------------------
BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
ASSET BACKED SECURITIES (11.6%)
$  500,000   World Omni Auto Lease,
               6.18%, 11/25/03...........  $   500,115
   196,111   Chase Manhattan Grantor
               Trust, 5.20%, 02/15/02....      194,652
   750,000   Chemical Credit Card Master
               Trust, 5.98%, 09/15/08....      738,735
   332,679   Navistar Financial, 6.35%,
               11/15/02..................      333,757
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,724,961)..............................    1,767,259
                                           -----------
CORPORATE BONDS (34.7%)
             BANKING (8.6%)
   400,000   Associates Corporation of
               North America, 7.88%,
               09/30/01..................      421,692
   500,000   Bank of New York, 8.50%,
               12/15/04..................      557,869
   225,000   Credit Suisse-London, 7.90%,
               05/01/07..................      237,398
    85,875   Mercantile Safe Deposit+,
               12.12%, 01/02/01..........       90,960
                                           -----------
                                             1,307,919
                                           -----------
             BEVERAGES, FOOD & TOBACCO
             (3.4%)
   500,000   Rykoff Sexton, 8.875%,
               11/01/03..................      516,250
                                           -----------
             COMMERCIAL SERVICES (4.9%)
   500,000   MCN Financing, 6.30%,
               06/01/37..................      500,000
   250,000   Mississippi Power & Light,
               8.80%, 04/01/05...........      251,078
                                           -----------
                                               751,078
                                           -----------
             COMMUNICATIONS (3.4%)
$  500,000   Harris Corporation, 6.65%,
               08/01/06..................  $   511,561
                                           -----------
             ELECTRIC UTILITIES (1.6%)
   250,000   AES, 8.50%, 11/01/07........      250,000
                                           -----------
             FINANCIAL SERVICES (2.3%)
   350,000   First Union, 6.55%,
               10/15/35..................      352,706
                                           -----------
             FOREST PRODUCTS & PAPER
               (3.5%)
   250,000   Georgia Pacific, 9.50%,
               05/15/22*.................      284,201
   250,000   Sweetheart Cup, 9.63%,
               09/01/00..................      246,250
                                           -----------
                                               530,451
             INSURANCE (1.7%)
   250,000   Travelers Capital, 7.75%,
               12/01/36..................      259,128
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING (5.3%)
   250,000   News America Holdings,
               10.13%, 10/15/12..........      295,675
   500,000   Viacom, 7.75%, 06/01/05.....      510,091
                                           -----------
                                               805,766
                                           -----------
TOTAL CORPORATE BONDS (COST
$5,089,592)..............................    5,284,859
                                           -----------
        CONVERTIBLE CORPORATE BONDS
               (COST $427,109) (2.9%)
             MEDIA--BROADCASTING &
               PUBLISHING (2.9%)
   500,000   Scholastic, 5.00%,
               08/15/05..................      438,125
                                           -----------
MORTGAGE BACKED SECURITIES (18.7%)
   586,463   Federal Home Loan Mortgage
               Association, 6.00%,
               08/01/10..................      577,800

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
MORTGAGE BACKED SECURITIES--CONTINUED
$   50,200   Federal Home Loan Mortgage
               Association, 6.00%,
               10/01/10..................  $    49,459
   173,068   Federal Home Loan Mortgage
               Association, 6.00%,
               05/01/09..................      171,125
   125,000   Government National Mortgage
               Association, 7.50%,
               12/15/27..................      128,008
   423,529   Government National Mortgage
               Association, 9.00%,
               08/15/19..................      461,345
   398,937   Government National Mortgage
               Association, 6.50%,
               01/15/24..................      395,673
   493,189   Government National Mortgage
               Association, 7.00%,
               06/15/09..................      502,875
    63,268   Government National Mortgage
               Association, 10.25%,
               07/15/12..................       63,268
   500,000   Advanta Mortgage Loan Trust,
               6.03%, 08/25/11...........      497,350
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$2,774,651)..............................    2,846,903
                                           -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(11.9%)
$  750,000   US Treasury Note, 6.125%,
               08/15/07..................  $   770,859
   250,000   US Treasury Note, 6.50%,
               05/31/02..................      257,344
   750,000   US Treasury Note, 6.375%,
               08/15/27..................      790,781
                                           -----------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $1,802,285)............    1,818,984
                                           -----------
YANKEE BONDS (6.8%)
             CANADA (4.2%)
   600,000   Province of Quebec, 7.50%,
               07/15/23..................      646,944
                                           -----------
             KOREA (2.6%)
   500,000   Pohang Iron & Steel, 7.50%,
               08/01/02..................      397,006
                                           -----------
TOTAL YANKEE BONDS (COST $1,096,134).....    1,043,950
                                           -----------
AGENCY FOR INTERNATIONAL DEVELOPMENT
BONDS (5.0%)+
             CENTRAL AMERICA (3.2%)
$  140,000   Central America
               International Development,
               Series F, 10.00%,
               12/01/11..................  $   164,068
   140,000   Central America
               International Development,
               Series G, 10.00%,
               12/01/11..................      164,068
   140,000   Central America
               International Development,
               Series H, 10.00%,
               12/01/11..................      164,068
                                           -----------
                                               492,204
                                           -----------
             HONDURAS (1.8%)
   100,000   Republic of Honduras
               International Development,
               Series, 13.00%,
               06/01/11..................      145,729
   100,000   Republic of Honduras
               International Development,
               Series, 13.00%,
               06/01/06..................      130,265
                                           -----------
                                               275,994
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $620,000)........      768,198
                                           -----------
PREFERRED STOCKS (6.3%)
             INDUSTRIAL (2.9%)
     9,600   Appalachian Power...........      247,200
     7,500   Ohio Power..................      192,188
                                           -----------
                                               439,388
                                           -----------
             OIL & GAS (3.4%)
    20,000   Transcanada Pipelines.......      527,500
                                           -----------
TOTAL PREFERRED STOCKS
(COST $953,164)..........................      966,888
                                           -----------
TOTAL INVESTMENTS AT VALUE (97.9%) (COST
$14,487,896)(a)..........................   14,935,166
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.1%)...................................      327,429
                                           -----------
NET ASSETS (100.0%)......................  $15,262,595
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  + Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $14,487,896, resulting in gross unrealized appreciation and depreciation of $571,804 and $124,534, respectively, and net unrealized appreciation of $447,270.




    The accompanying notes are an integral part of the financial statements.

                      (This Page Intentionally Left Blank)

SELECT ADVISORS PORTFOLIOS
Statements of Assets and Liabilities
December 31, 1997

--------------------------------------------------------------------------------------------------------------------------
                                           EMERGING    INTERNATIONAL    GROWTH &                    INCOME
                                            GROWTH        EQUITY         INCOME       BALANCED    OPPORTUNITY      BOND
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          ----------   -------------   -----------   ----------   -----------   -----------
ASSETS:
Investments, at value (Note 1)(a)         $6,971,213    $8,352,416     $26,796,035   $5,836,087  $10,281,897    $14,935,166
Cash and foreign currency                    570,113       243,408         342,487           --      252,952        124,517
Receivables for:
  Securities sold                            107,082        29,994         413,371        5,105           --             --
  Dividends                                    6,972         7,720          57,126        2,036           --         16,978
  Foreign tax reclaims                            34         9,832              27           89           --          1,094
  Net unrealized gain on forward foreign
    currency contracts                            --           190              --        5,637           --       --
  Interest                                     2,281         1,298           3,957       35,962      322,131        191,183
Receivable from Investment Advisor (Note
  4)                                          35,635       130,289              --       43,898           --         13,998
Deferred organization expenses (Note 1)       12,382        12,382          12,382       12,382       12,382         12,382
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total assets                           7,705,712     8,787,529      27,625,385    5,941,196   10,869,362     15,295,318
                                          ----------    ----------     -----------   ----------   -----------   -----------
LIABILITIES:
Payable for investments purchased             77,219       143,002          73,789           --      141,946             --
Payable to Investment Advisor (Note 2)            --           --          142,613           --        3,742             --
Due to Custodian                                  --           --               --        1,479       --                 --
Other accrued expenses                        28,196        51,064          35,470       20,016       26,260         32,723
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total liabilities                        105,415       194,066         251,872       21,495      171,948         32,723
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET ASSETS:
Applicable to investors' beneficial
  interests                               $7,600,297    $8,593,463     $27,373,513   $5,919,701   $10,697,414   $15,262,595
                                          ==========    ==========     ===========   ==========   ===========   ===========
(a)Cost of investments                    $5,405,843    $7,531,622     $24,682,029   $5,418,376   $10,743,428   $14,487,896
                                          ==========    ==========     ===========   ==========   ===========   ===========


Statements of Operations
For the year ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1):
  Interest                                $   18,125    $   16,635     $    42,782   $  140,386   $1,287,743    $ 1,041,039
  Dividends                                   55,807       122,548(a)      425,029       35,733           --         45,218
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total investment income                   73,932       139,183         467,811      176,119    1,287,743      1,086,257
                                          ----------    ----------     -----------   ----------   -----------   -----------
EXPENSES:
  Administration, custody and fund
    accounting                               100,241       222,430         111,938       97,151       95,319        104,717
  Investment advisory (Note 2)                48,463        73,217         181,803       38,823       66,313         82,976
  Audit                                       17,354        18,737          16,279       11,585       18,587          5,839
  Amortization of organization expenses
    (Note 1)                                   7,052         7,052           7,052        7,052        7,052          7,052
  Trustee fees (Note 2)                          836         1,126           2,782          717        1,459          2,229
  Legal                                        2,147         3,220           7,830        1,680        3,468          5,410
  Miscellaneous                                1,988         2,986           8,236        1,288        3,172         16,985
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total expenses                           178,081       328,768         335,920      158,296      195,370        225,208
    Reimbursement from Investment
      Advisor (Note 4)                       (84,098)     (200,506)        (39,190)     (82,721)     (62,571)       (96,974)
                                          ----------    ----------     -----------   ----------   -----------   -----------
    NET EXPENSES                              93,983       128,262         296,730       75,575      132,799        128,234
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                 (20,051)       10,921         171,081      100,544    1,154,944        958,023
                                          ----------    ----------     -----------   ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments           913,915     1,010,270(b)    4,825,120      965,160      410,064         81,483
  Net change in unrealized appreciation
    (depreciation) on investments            846,170        77,380(c)     (380,944)    (175,493)    (742,747)        96,828
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):   1,760,085     1,087,650       4,444,176      789,667     (332,683)       178,311
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $1,740,034    $1,098,571     $ 4,615,257   $  890,211   $  822,261    $ 1,136,334
                                          ==========    ==========     ===========   ==========   ===========   ===========

------------------------------
(a) Net of foreign tax withholding of $13,986.
(b) Includes foreign currency transactions loss of $46,938.
(c) Includes change in unrealized appreciation on foreign currency transactions and other assets of $684.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------
                                                                  EMERGING GROWTH           INTERNATIONAL EQUITY
                                                                     PORTFOLIO                   PORTFOLIO
                                                              ------------------------    ------------------------
                                                                 1997          1996          1997          1996
              FOR THE YEARS ENDED DECEMBER 31,                ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                   (20,051)      (10,291)       10,921        20,197
  Net realized gain (loss) on investments                        913,915       281,561     1,010,270       134,444
  Net change in unrealized appreciation (depreciation) on
    investments                                                  846,170       222,880        77,380       476,242
                                                              ----------    ----------    ----------    ----------
  Net increase in net assets resulting from operations         1,740,034       494,150     1,098,571       630,883
                                                              ----------    ----------    ----------    ----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                2,100,799     1,861,907     1,464,035     1,107,986
  Withdrawals                                                   (843,327)   (1,631,580)     (540,590)     (275,007)
                                                              ----------    ----------    ----------    ----------
  Net increase from investors' transactions:                   1,257,472       230,327       923,445       832,979
                                                              ----------    ----------    ----------    ----------
TOTAL INCREASE IN NET ASSETS                                   2,997,506       724,477     2,022,016     1,463,862
NET ASSETS:
  Beginning of period                                          4,602,791     3,878,314     6,571,447     5,107,585
                                                              ----------    ----------    ----------    ----------
  End of period                                               $7,600,297    $4,602,791    $8,593,463    $6,571,447
                                                              ==========    ==========    ==========    ==========


Ratios and Supplementary Data
------------------------------------------------------------------------------------------------------------------
                                                 EMERGING GROWTH                       INTERNATIONAL EQUITY
                                                    PORTFOLIO                               PORTFOLIO
                                      -------------------------------------    ------------------------------------
                                       1997        1996     1995    1994(a)     1997        1996     1995   1994(a)
  FOR THE YEARS ENDED DECEMBER 31,    -------     -------   -----   -------    -------     -------   ----   -------
Ratios to average net assets:
  Net expenses                           1.55%       1.61%   1.59%   2.56%(b)     1.66%       1.67%  1.65%    3.20%(b)
    Net investment income (loss)        (0.33%)     (0.23%) (0.12%)  5.51%(b)     0.14%       0.35%  0.09%   (1.68%)(b)
  Ratios of expenses to average net
    assets without waiver and
    reimbursement                        2.94%       2.94%   3.59%   7.35%(b)     4.26%       3.12%  3.87%    4.62%(b)
  Portfolio turnover                      101%        117%    109%    150%         151%         86%    90%       7%
  Average commission rate(c)          $0.0570     $0.0553      --      --      $0.0299     $0.0259     --       --

------------------------------
(a) The Portfolios commenced operations on October 3, 1994.

(b) Ratios are annualized.

(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and commission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.


---------------------------------------------------------------------------------------------------------------
           GROWTH & INCOME               BALANCED              INCOME OPPORTUNITY                BOND
             PORTFOLIO                  PORTFOLIO                 PORTFOLIO                   PORTFOLIO
     -------------------------   -----------------------   ------------------------   -------------------------
        1997          1996          1997         1996         1997          1996         1997          1996
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
         171,081       161,590      100,544       70,858     1,154,944      497,340       958,023       797,564
       4,825,120     3,329,104      965,160      145,710       410,064      384,732        81,483       (14,517)
        (380,944)     (599,755)    (175,493)     341,232      (742,747)     175,750        96,828      (399,872)
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       4,615,257     2,890,939      890,211      557,800       822,261    1,057,822     1,136,334       383,175
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       3,534,026     2,962,725    1,791,228      998,640     9,286,451    4,501,206     2,725,843       867,436
      (1,731,931)     (473,261)    (791,530)    (411,455)   (6,560,662)    (991,120)   (2,127,372)     (349,615)
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       1,802,095     2,489,464      999,698      587,185     2,725,789    3,510,086       598,471       517,821
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       6,417,352     5,380,403    1,889,909    1,144,985     3,548,050    4,567,908     1,734,805       900,996
      20,956,161    15,575,758    4,029,792    2,884,807     7,149,364    2,581,456    13,527,790    12,626,794
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
     $27,373,513   $20,956,161   $5,919,701   $4,029,792   $10,697,414   $7,149,364   $15,262,595   $13,527,790
     ===========   ===========   ==========   ==========   ===========   ==========   ===========   ===========

--------------------------------------------------------------------------------------------------------------------------------
          GROWTH & INCOME                           BALANCED                         INCOME OPPORTUNITY               BOND
             PORTFOLIO                              PORTFOLIO                            PORTFOLIO                  PORTFOLIO
------------------------------------   -----------------------------------   ----------------------------------   -------------
  1997      1996     1995    1994(a)    1997      1996     1995    1994(a)    1997     1996     1995    1994(a)   1997    1996
--------   -------   -----   -------   -------   -------   -----   -------   ------   ------   ------   -------   -----   -----
    1.25%     1.00%  1.23%    1.20%(b)    1.50%     1.51%  1.51%    1.33%(b)  1.30%    1.31%    1.42%    2.20%(b) 0.85%   0.85%
    0.72%     0.87%  0.91%    1.11%(b)    1.99%     2.06%  2.29%    3.13%(b) 11.32%   11.31%   12.53%    8.09%(b) 6.35%   6.18%
    1.49%     1.34%  1.53%    1.95%(b)    3.14%     3.38%  4.39%    6.48%(b)  1.92%    2.74%    4.77%    7.48%(b) 1.49%   1.32%
     170%       92%   102%      10%        120%       88%   121%       7%      270%     222%     120%     144%      88%     64%
 $0.0554   $0.0571     --       --     $0.0575   $0.0683     --       --        --       --       --       --       --      --

     BOND
   PORTFOLIO
---------------
1995    1994(a)
-----   -------
1.02%    1.21%(b)
6.66%    6.32%(b)
1.40%    1.76%(b)
  78%      11%
  --       --

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

     Select Advisors Portfolios (the "Portfolio Trust") was organized as a New York master trust fund on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Portfolio Trust consists of eight subtrusts (each a "Portfolio"), each having distinct investment objectives and policies:
Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Bond Portfolio II and Growth & Income II. Bond Portfolio II and Growth & Income II are included in a separate report.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Portfolio Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

     c) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     d) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Therefore, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     e) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 1997, the following Funds had the following open foreign currency contracts:

                                                 CONTRACTS TO                                 UNREALIZED
          FUND NAME             MATURITY DATE   DELIVER/RECEIVE   IN EXCHANGE FOR    VALUE    GAIN/LOSS
          ---------             -------------   ---------------   ---------------   -------   ----------
International Equity Portfolio
Sales                              1/06/98        GBP     271        $    451       $   446     $    5
                                   1/02/98        SEK  66,203           8,526         8,341        185
                                                                                                ------
                                                                                                $  190
                                                                                                ======
Balanced Portfolio
Sales                              3/03/98        AUD 152,000         102,980        98,770     $4,210
                                   1/09/98        DKK 319,000          47,742        46,596      1,146
                                   3/19/98        GBP  43,000          70,666        70,385        281
                                                                                                ------
                                                                                                $5,637
                                                                                                ======

AUD = Australian Dollar, DKK = Danish Krone, GBP = Great British Pound, SEK = Swedish Krone

     f) Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

     g) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. Any amount received by the Portfolio from a corresponding Fund as a result of a redemption by Touchstone Advisors, Inc. of any of its organizational seed capital shares of the Fund will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Select Advisors Trust A or Select Advisors Trust C of all or a part of its organizational seed capital investment ("Initial Interest") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any portion of the Initial Interests in the Portfolio.

     h) Security Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Investment Advisor. The Portfolio Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor") a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. For the year ended December 31, 1997, each Portfolio incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio. The Balanced Portfolio's advisory fee changed on May 1, 1997, from 0.70% to 0.80%. The Growth & Income Portfolio's advisory fee changed on September 17, 1997, from 0.75% to 0.80%.

                EMERGING    INTERNATIONAL   GROWTH &                  INCOME
                 GROWTH        EQUITY        INCOME     BALANCED    OPPORTUNITY     BOND
                PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                ---------   -------------   ---------   ---------   -----------   ---------

Rate              0.80%         0.95%         0.77%       0.77%        0.65%        0.55%

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     b) Trustees. Each Trustee who is not an "interested person", (as defined in the Act), of the Portfolio Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Variable Insurance Trust, which are included in separate annual reports. For December 31, 1997, the Portfolio Trust incurred $9,149 in Trustee fees which was prorated to each Portfolio.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Investment transactions (excluding purchases and sales of U.S. government and U.S. government agency obligations and excluding short-term investments) for December 31, 1997, were as follows:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Emerging Growth Portfolio                $ 6,590,581          $ 5,690,121
International Equity Portfolio            11,766,523           10,933,222
Growth & Income Portfolio                 40,542,253           39,137,220
Balanced Portfolio                         5,975,136            4,777,753
Income Opportunity Portfolio              29,673,647           26,118,264
Bond Portfolio                             7,799,209            7,245,455

     The following Portfolios had transactions in U.S. government and U.S. government agency obligations:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Balanced Portfolio                       $1,114,168           $1,059,066
Bond Portfolio                            6,121,935            5,187,908

4.  EXPENSE REIMBURSEMENTS

     For December 31, 1997, the Advisor has voluntarily agreed to reimburse each Portfolio the following amounts:

                                                          AMOUNT OF
                                                        REIMBURSEMENT
                                                        -------------
Emerging Growth Portfolio                                 $ 84,098
International Equity Portfolio                             200,506
Growth & Income Portfolio                                   39,190
Balanced Portfolio                                          82,721
Income Opportunity Portfolio                                62,571
Bond Portfolio                                              96,974

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1997, Bond Portfolio held restricted securities valued by the trustees of the Portfolio Trust at $859,157, representing 5.6% of net assets. Acquisition date and cost of each are as follows:

                                            ACQUISITION DATE      COST
                                            ----------------    --------
Mercantile Safe Deposit                         3/28/85         $ 85,837
Central America, Series F                        8/1/86          140,000
Central America, Series G                        8/1/86          140,000
Central America, Series H                        8/1/86          140,000
Republic of Honduras, Series C                   5/1/88          100,000
Republic of Honduras, Series D                   5/1/88          100,000

     Bond Portfolio received these securities from Western-Southern on October 4, 1994, in exchange for a proportionate interest in the Portfolio.

Select Advisors Portfolios
Report of Independent Accountants


To the Investors and Trustees of
the Select Advisors Portfolios:


     We have audited the accompanying statements of assets and liabilities of Select Advisors Portfolios (the "Portfolios") (consisting of Emerging Growth Portfolio, International Equity Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Bond Portfolio), including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and supplemental data for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994. These financial statements and supplemental data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplemental data based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and supplemental data referred to above present fairly, in all material respects, the financial position of the Select Advisors Portfolios as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplemental data for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.



                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 13, 1998

                                  DISTRIBUTOR
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                      INVESTMENT ADVISOR OF EACH PORTFOLIO
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202

                          ADMINISTRATOR AND CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8518
                        Boston, Massachusetts 02266-8518

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                            One International Place
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                                 Frost & Jacobs
                                2500 PNC Center
                              201 East 5th Street
                             Cincinnati, Ohio 45202




--------------------------------------------------------------------------------




                                   TOUCHSTONE
              --------------------------------------------------
              THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT(TM)



FORM 7076-9712

--------------------------------------------------------------------------------

[TOUCHSTONE CORPORATED LOGO]

                                        TOUCHSTONE

                     ------------------------------------------------

                              THE TOUCHSTONE FAMILY OF FUNDS

                                  -----------------------

                              TOUCHSTONE STANDBY INCOME FUND






--------------------------------------------------------------------------------



                                       ANNUAL REPORT
                                     DECEMBER 31, 1997



--------------------------------------------------------------------------------

Dear Fellow Shareholder:

     The current "golden age" of moderate growth, low interest rates, low inflation, and robust corporate earnings -- has been good for stocks. Let's not forget, though, that this kind of market will not always be around. Certainly not when there are so many unfamiliar situations surrounding us: the Asian currency crisis, the year 2000 issue, tensions in the Middle East, or simply that stocks have been so hot for so long. Simply speaking, there's nothing the market hates more than uncertainty, and we've experienced a lot of it lately.

     Most people attribute the stock market's exceptionally strong rise and recent volatility to the huge flood of money that has poured into equity mutual funds. The 1995-97 total of nearly $600 billion new cash invested in equity funds is an impressive figure. It has added 70% of the total assets accumulated by the mutual fund industry over its entire 72 years of existence. But the dominant reason why investors have wanted to put so much money into stocks is that the last three years have been the most favorable for corporate profit growth in well over 50 years.

     It's times like these that the Touchstone brand of investment management makes sense. Because the truth is, no matter where the market's go, there are always good stocks available. At Touchstone, we hire only the best portfolio managers who look for these companies one at a time, using every possible means of rigorous financial analysis to hands-on, face-to-face research, in quest of an edge nobody else has. That's how Touchstone helps investors get where they need to go.

     We've been through volatile times before, and there's a good chance we'll have to face them again. The particulars may change, but the commitment of each and every member of the Touchstone administrative and portfolio team -- and the discipline they employ -- remains the same.

     Please review the enclosed financial statements for portfolio updates and performance numbers for important information about the investment you have chosen.

     Going forward, I urge you to be reasonable in your expectations. Now, more than ever, it's important to take a long-term view. So I ask that you carefully review the shorter-term risks associated with your investments and make sure they truly fit your comfort level. Your financial advisor can help you adjust your investment strategy to meet any of your changing needs.

     We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities(1).

Sincerely,

/S/ EDWARD G. HARNESS
-------------------------------------
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Please visit us on the World Wide Web at www.touchstonefunds.com

---------------
(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio, Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC.

--------------------------------------------------------------------------------
TOUCHSTONE STANDBY INCOME FUND
--------------------------------------------------------------------------------

     Over the course of the annual year December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Standby Income Fund's performance. Cash equivalents, as measured by the Merrill Lynch 91-Day Treasury Index, rose 5.3% while the return of the Donoghue Money Market Average rose 5.1%. Total return (net of fees and expenses) for the Touchstone Standby Income Fund was 5.2%.

     As the ultra-short fixed income manager of the Touchstone Standby Income Fund, Fort Washington Investment Advisors maintained its core investment strategy by maintaining a stable average maturity slightly longer than the 90-day Treasury bill. During the second half of 1997, Fort Washington's portfolio was overweighted in commercial paper and underweighted in asset-backed securities and corporate bonds. This gave them liquidity as interest rates rose. When Fort Washington believed that interest rates had stabilized, they reacted by buying longer maturity corporates and asset-backed securities. These types of securities had become cheap, on a relative basis, as other investors began to sell their positions in search of liquidity. Finally, as the Asian crisis started to unfold and spreads began to widen in the corporate bond market, asset-backed securities were in short supply and high demand. This sector selection strategy protected principal and kept the fund liquid.

                         [TOUCHSTONE INCOME FUND GRAPH]

                                        Touchstone       Merrill Lynch 91-     IBC Donoghue
        Measurement Period            Standby Income       day Treasury        Money Market
      (Fiscal Year Covered)               Fund                Index               Index
Sep-94                                   $10000              $10000              $10000
Dec-94                                    10115               10117               10133
Mar-95                                    10248               10254               10285
Jun-95                                    10400               10396               10439
Sep-95                                    10527               10535               10588
Dec-95                                    10692               10673               10744
Mar-96                                    10806               10805               10876
Jun-96                                    10940               10934               11016
Sep-96                                    11078               11066               11168
Dec-96                                    11208               11201               11314
Mar-97                                    11346               11336               11458
Jun-97                                    11492               11478               11614
Sep-97                                    11646               11623               11769
Dec-97                                    11792               11770               11917

TOUCHSTONE STANDBY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                    VALUE
 AMOUNT                                     (NOTE 1)
--------                                   ----------
ASSET BACKED SECURITIES (18.9%)
$ 400,000  CS First Boston,
             6.32%, 02/25/18.............. $  398,992
  266,142  Daimler-Benz,
             5.85%, 07/20/03..............    265,833
  307,512  First Security Auto Grantor
             Trust, 6.25%, 01/15/01.......    307,927
   57,654  Honda Auto Receivables Grantor
             Trust, 6.20%, 12/15/00.......     57,725
  320,000  Olympic Auto Trust,
             5.85%, 07/15/01..............    319,171
  276,485  Olympic Auto Trust,
             6.95%, 06/15/01..............    277,945
                                           ----------
TOTAL ASSET BACKED SECURITIES
(COST $1,627,840).........................  1,627,593
                                           ----------
CORPORATE BONDS (16.5%)
           BANKING (4.6%)
  400,000  Credit Lyonnais(a),
             6.75%, 09/19/49..............    399,000
                                           ----------
           COMMERCIAL SERVICES (4.7%)
  400,000  Columbus and Southern Ohio,
             7.00%, 06/01/98..............    400,247
                                           ----------
           ELECTRIC UTILITIES (2.9%)
  250,000  Boston Edison,
             5.95%, 03/15/98..............    249,845
                                           ----------
           TELEPHONE SYSTEMS (4.3%)
  370,000  AT&T Capital,
             (5.87%), 08/28/98............    369,350
                                           ----------
TOTAL CORPORATE BONDS
(COST $1,418,326).........................  1,418,442
                                           ----------
COMMERCIAL PAPER (62.6%)
  400,000  Autoliv, 5.94%, 01/16/98.......    395,710
  405,000  Case Credit, 6.25%, 01/29/98...    401,977
  395,000  Cinergy, 6.12%, 01/28/98.......    391,172
  400,000  Conagra, 6.40%, 01/07/98.......    398,860
  360,000  Crown Cork & Seal,
             5.85%, 01/30/98..............    358,245

PRINCIPAL                                    VALUE
 AMOUNT                                     (NOTE 1)
--------                                   ----------
$ 400,000  Hanson Financial,
             6.15%, 01/13/98.............. $  397,677
  400,000  IES Diversified,
             6.18%, 01/30/98..............    396,841
  400,000  Merrill Lynch,
             6.03%, 01/09/98..............    398,794
  200,000  Occidental Petroleum,
             6.40%, 01/15/98..............    199,467
  175,000  Pennsylvania Fuel,
             7.00%, 01/13/98..............    174,490
  420,000  Ryder Systems,
             5.80%, 03/06/98..............    415,534
  400,000  Safeway Stores,
             6.12%, 01/07/98..............    398,231
  330,000  Texas Utilities,
             6.08%, 01/21/98..............    327,381
  355,000  Union Pacific,
             5.85%, 02/02/98..............    353,096
  380,000  US West Capital Funding,
             6.15%, 01/16/98..............    377,663
                                           ----------
TOTAL COMMERCIAL PAPER (COST
$5,385,138)...............................  5,385,138
                                           ----------
TOTAL INVESTMENTS AT VALUE (98.0%) (COST
$8,431,304)(b)............................  8,431,173
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.0%)....................................    171,758
                                           ----------
NET ASSETS (100.0%)....................... $8,602,931
                                           ==========

------------------------------
(a) Interest rate shown reflects current rate on instrument with variable rate.
(b) The aggregate identified cost for federal income tax purposes is $8,431,304, resulting in gross unrealized appreciation and depreciation of $570 and

    $701, respectively, and net unrealized depreciation of $(131).

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
Statement of Assets and Liabilities
December 31, 1997

--------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1) (Cost $8,431,304)                                  $8,431,173
Cash                                                                                   7,556
Receivable for:
  Receivable for fund shares sold                                                         63
  Interest                                                                            36,565
Deferred organization expenses (Note 1)                                               22,739
Reimbursement receivable from Advisor (Note 3)                                       173,810
                                                                                  ----------
     Total assets                                                                  8,671,906
                                                                                  ----------
LIABILITIES:
Distribution payable from income                                                       1,744
Payable for fund shares redeemed                                                       1,161
Other accrued expenses                                                                66,070
                                                                                  ----------
     Total liabilities                                                                68,975
                                                                                  ----------
NET ASSETS:                                                                       $8,602,931
                                                                                  ==========
Net asset value, offering and redemption price
 per share: ($8,602,931 / 862,865 shares)                                         $     9.97
                                                                                  ==========

Statement of Operations
For the year ended December 31, 1997

--------------------------------------------------------------------------------------------
INTEREST INCOME (NOTE 1):                                                          $ 441,825
                                                                                   ---------

EXPENSES:
  Investment advisory (Note 2)                                                     $  18,755
  Administration and fund accounting                                                  68,412
  Transfer agent                                                                      59,282
  Registration                                                                        37,328
  Custody                                                                             18,380
  Auditing                                                                            17,380
  Amortization of organization expenses (Note 1)                                      12,951
  Printing                                                                            11,135
  Sponsor fee (Note 2)                                                                15,003
  Legal                                                                                2,606
  Trustee (Note 2)                                                                     1,284
  Miscellaneous                                                                        1,066
                                                                                   ---------
     Total expenses                                                                  263,582
     Waiver of Sponsor fee (Note 2)                                                  (15,003)
     Reimbursement from Advisor (Note 3)                                            (192,319)
                                                                                   ---------
  Net expenses                                                                        56,260
                                                                                   ---------
NET INVESTMENT INCOME                                                                385,565
                                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments                                                    (1,729)
  Net change in unrealized depreciation on investments                                  (499)
                                                                                   ---------
  Net realized and unrealized loss                                                    (2,228)
                                                                                   ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:                              $ 383,337
                                                                                   =========

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------
For the years ended December 31,                                          1997           1996
                                                                      ------------   ------------
OPERATIONS:
  Net investment income                                                $  385,565     $  301,782
  Net realized gain (loss) on investments                                  (1,729)         4,350
  Net change in unrealized (depreciation) on investments                     (499)       (14,207)
                                                                       ----------     ----------
  Net increase in net assets resulting from operations                    383,337        291,925
                                                                       ----------     ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                                                  (392,547)      (309,188)
  Net realized capital gains                                                   --         (1,159)
                                                                       ----------     ----------
  Total dividends and distributions                                      (392,547)      (310,347)
                                                                       ----------     ----------
SHARE TRANSACTIONS:
  Proceeds from shares sold                                             4,360,586        786,903
  Reinvestment of dividends                                               383,218        308,115
  Cost of shares redeemed                                              (2,587,318)      (530,792)
                                                                       ----------     ----------
  Net increase from share transactions                                  2,156,486        564,226
                                                                       ----------     ----------
TOTAL CHANGES IN NET ASSETS                                             2,147,276        545,804
NET ASSETS:
  Beginning of period                                                   6,455,655      5,909,851
                                                                       ----------     ----------
  End of period                                                        $8,602,931     $6,455,655
                                                                       ==========     ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $8,602,555     $6,453,052
  Undistributed net investment income                                       4,343          2,838
  Accumulated net realized loss on investments                             (3,836)          (603)
  Net unrealized appreciation (depreciation) of investments                  (131)           368
                                                                       ----------     ----------
  Net assets applicable to shares outstanding                          $8,602,931     $6,455,655
                                                                       ==========     ==========
SHARES OUTSTANDING:
  Shares sold                                                             437,016         78,751
  Reinvestment of dividends and distributions                              38,406         30,835
                                                                       ----------     ----------
                                                                          475,422        109,586
  Shares redeemed                                                        (259,339)       (53,105)
                                                                       ----------     ----------
  Net increase                                                            216,083         56,481
  Beginning of period                                                     646,782        590,301
                                                                       ----------     ----------
  End of period                                                           862,865        646,782
                                                                       ==========     ==========

    The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------
TOUCHSTONE STANDBY INCOME FUND
Financial Highlights
-------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout
 the years ended December 31,                             1997       1996       1995      1994(a)
----------------------------------------------------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.98     $10.01     $10.03     $10.00
                                                         ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.51       0.46       0.55       0.11
Net realized and unrealized gain (loss) on investments    (0.00)      0.01      (0.02)      0.03
                                                         ------     ------     ------     ------
Total from investment operations                           0.51       0.47       0.53       0.14
                                                         ------     ------     ------     ------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (0.52)     (0.50)     (0.55)     (0.11)
                                                         ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                           $ 9.97     $ 9.98     $10.01     $10.03
                                                         ======     ======     ======     ======
TOTAL RETURN(d)                                           5.21%      4.80%      5.71%      1.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                      $8,603     $6,456     $5,910     $5,048
Ratios to average net assets:
  Net expenses(b)                                         0.75%      0.75%      0.75%      1.00%(c)
  Net investment income                                   5.14%      4.88%      5.32%      4.54%(c)
Portfolio turnover                                         285%        20%       142%         0%

------------------------------
(a) The Fund commenced operations on October 3, 1994.
(b) If the waiver and reimbursement had not been in place for the periods listed, and after consideration of state expense limitations, the ratios of expenses to average net assets would have been higher.
(c) Ratios are annualized.
(d) Total return would have been lower had certain expenses not been reimbursed or waived during the periods shown.

TOUCHSTONE STANDBY INCOME FUND
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Touchstone Standby Income Fund, (the "Fund") a series of Select Advisors Trust A (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company which was organized as a Massachusetts business trust on February 7, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interests in the Fund. At December 31, 1997, Western-Southern Life Assurance Company ("Western-Southern") owned 70.5% of the Standby Income Fund.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Fund:

     a) Investment Valuation. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

     b) Interest Income. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

     c) Dividends and Distributions. Dividends are declared daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

     Income and realized gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution

TOUCHSTONE STANDBY INCOME FUND
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

re-classifications are primarily due to non-deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     d) Organization Expense. Organization expenses were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors or any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund outstanding after taking into account any prior redemptions of the Initial Shares of the Fund.

     e) Federal Taxes. The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income tax is necessary. At December 31, 1997 the Fund has capital loss carryforwards of $603 expiring in December 2003, and $41 expiring in December 2005.

     Additionally, at December 31, 1997, the Fund has $3,193 of net capital losses attributable to security transactions incurred after October 31, 1997, which are treated as arising on the first day of the Fund's next taxable year.

     f) Repurchase Agreements. The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust's Board of Trustees. The Fund, through its custodian, receives as collateral delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest.

     g) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Investment Advisory Fees. The Trust has an investment advisory agreement with Touchstone Advisors, Inc., a subsidiary of Western-Southern, (the "Advisor"). Under the terms of the investment advisory agreement, the Fund pays a fee on an annual basis equal to 0.25% of the average daily net assets of the Fund. Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Fund.

     b) Sponsor. The Trust, on the behalf of the Fund, has entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Sponsor"). The Sponsor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor receives a fee from the Fund equal on an annual basis to 0.20% of the average daily net assets of the Fund. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     c) Trustees. Each Trustee who is not an "interested person" (as defined by the Act), of the Trust receives in aggregate $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust C, Select Advisors Portfolio, and Select Advisors Variable Insurance Trust, which are included in separate reports. For December 31, 1997 the Fund incurred $1,284 in Trustee fees.

TOUCHSTONE STANDBY INCOME FUND
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

3.  EXPENSE REIMBURSEMENTS

     The Advisor has agreed to reimburse the Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund are not greater, on an annual basis, than 0.75% of the average daily net assets of the Fund. For the year ended December 31, 1997 the Advisor reimbursed the Fund $192,319.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) amounted to $5,992,980 and $4,699,793, respectively, for the year ended December 31, 1997.

     Purchases and sales of U.S. government obligations amounted to $1,461,780 and $2,031,887, respectively, for the year ended December 31, 1997.

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TOUCHSTONE STANDBY INCOME FUND
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Investors and Trustees of
Touchstone Standby Income Fund:

     We have audited the accompanying statements of assets and liabilities of Touchstone Standby Income Fund of Select Advisors Trust A (the "Fund") including the schedule of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Touchstone Standby Income Fund of Select Advisors Trust A as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 13, 1998

                                  DISTRIBUTOR
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                               INVESTMENT ADVISOR
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202

                          ADMINISTRATOR AND CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8518
                        Boston, Massachusetts 02266-8518

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                            One International Place
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                                 Frost & Jacobs
                                2500 PNC Center
                              201 East 5th Street
                             Cincinnati, Ohio 45202



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                                   TOUCHSTONE
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              THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT(TM)

FORM 7078-9712



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